California Municipals Portfolio as of September 30, 1998

PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited)   Principal
-------------------
                      Amount
           Standard   (000's
Moody's    & Poor's   omitted)      Security                Value
--------------------------------------------------------------------------------
Hospital (continued)
--------------------------------------------------------------------------------
 NR         NR        $  1,000      San Gorgonio
                                    Memorial Health
                                    Care District,
                                    5.75%, 5/1/20           $  1,002,040
--------------------------------------------------------------------------------
                                                            $  6,218,334
--------------------------------------------------------------------------------

Housing -- 5.9%
--------------------------------------------------------------------------------
 Aa         AA-       $  2,730      California Housing
                                    Finance Agency,
                                    (AMT), 7.375%, 8/1/11   $  2,820,882

 Aa         AA-          2,005      California Housing
                                    Finance Agency,
                                    (AMT), 7.40%, 8/1/26       2,197,861

 Aa         AA-          2,865      California Housing
                                    Finance Agency,
                                    (AMT), 7.50%, 8/1/25       3,154,451

 Aa         AA-          5,630      California Housing
                                    Finance Agency,
                                    (AMT), 7.65%, 8/1/23       5,822,828

  NR         NR           2,000     Los Angeles County,
                                    Housing Authority,
                                    Multifamily,
                                    (Corporate Fund
                                    for Housing),
                                    10.50%, 12/1/29            1,851,940

 A1         NR             700      Los Angeles County,
                                    Single Family,
                                    7.875%, 8/1/16               771,218

 NR         A+           1,455      Oakland, Housing
                                    Finance Agency,
                                    7.10%, 1/1/10              1,542,329
--------------------------------------------------------------------------------
                                                            $ 18,161,509
--------------------------------------------------------------------------------

Industrial Development Revenue -- 4.2%
--------------------------------------------------------------------------------
 Baa1       A-        $  5,500      California
                                    Pollution Control
                                    Financing
                                    Authority,
                                    (Browning Ferris
                                    Industries), (AMT),
                                    5.80%, 12/1/16          $  5,903,700

 NR         NR           3,000      California
                                    Pollution Control
                                    Financing
                                    Authority, (Laidlaw
                                    Environmental),
                                    (AMT), 6.70%, 7/1/07       3,198,180

 Baa3       BB+          3,600      California
                                    Statewide Community
                                    Development
                                    Authority, (United
                                    Airlines), (AMT),
                                    5.70%, 10/1/33             3,729,528

--------------------------------------------------------------------------------
                                                            $ 12,831,408
--------------------------------------------------------------------------------


Insured-Electric Utilities -- 5.8%
--------------------------------------------------------------------------------
 Aaa        AAA       $  4,545      Northern California
                                    Power Agency,
                                    (MBIA), Variable
                                    Rate, 8/1/25 /(1)/      $  5,533,538

 Aaa        AAA          2,000      Southern California
                                    Public Power
                                    Authority, (FGIC),
                                    Variable Rate,
                                    7/1/12 /(1)/               2,215,000

 Aaa        AAA          7,070      Southern California
                                    Public Power
                                    Authority, (MBIA),
                                    0.00%, 7/1/15              3,196,488

 Aaa        AAA          6,915      Southern California
                                    Public Power
                                    Authority, (MBIA),
                                    5.00%, 1/1/20              6,939,410
--------------------------------------------------------------------------------
                                                            $ 17,884,436
--------------------------------------------------------------------------------

Insured-Hospital -- 1.3%
--------------------------------------------------------------------------------
 Aaa        AAA       $  4,000      California Health
                                    Facilities
                                    Financing
                                    Authority, Stanford
                                    Health
                                    Care, (AMBAC),
                                    5.00%, 11/15/28         $  4,008,800
--------------------------------------------------------------------------------
                                                            $  4,008,800
--------------------------------------------------------------------------------

Insured-Lease Revenue / Certificates of Participation -- 3.1%
--------------------------------------------------------------------------------
 Aaa        AAA       $  4,350      Stockton,
                                    Wastewater
                                    Treatment Plant,
                                    (FGIC), 6.80%,
                                    9/1/24                  $  5,149,530

 Aaa        AAA         13,985      Visalia Unified
                                    School District,
                                    (MBIA), 0.00%, 12/1/17     4,267,663

--------------------------------------------------------------------------------
                                                            $  9,417,193
--------------------------------------------------------------------------------

Insured-Solid Waste -- 0.6%
--------------------------------------------------------------------------------
 Aaa        AAA       $  1,500      Inland Empire Solid
                                    Waste Finance
                                    Authority, (FSA),
                                    (AMT), 6.25%, 8/1/11    $  1,730,385
--------------------------------------------------------------------------------
                                                            $  1,730,385
--------------------------------------------------------------------------------

Insured-Transportation -- 3.9%
--------------------------------------------------------------------------------
 Aaa        AAA       $  3,125      Port Oakland,
                                    (MBIA), (AMT),
                                    5.375%, 11/1/25         $  3,238,469

                       See notes to financial statements

CALIFORNIA MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited)
--------------------      Principal
                          Amount
             Standard     (000's
Moody's      & Poor's     omitted)          Security                               Value
------------------------------------------------------------------------------------------------------------------------------------

Insured-Transportation (continued)
------------------------------------------------------------------------------------------------------------------------------------
Aaa          AAA          $  2,000          San Francisco Airport,
                                            (MBIA), 6.75%, 5/1/13                  $  2,275,660

Aaa          AAA            16,800          San Joaquin Hills,
                                            Transportation Corridor
                                            Agency, Toll Road Bonds,
                                            (MBIA), 0.00%, 1/15/24                    4,874,184

Aaa          AAA             6,000          San Joaquin Hills,
                                            Transportation Corridor
                                            Agency, Toll Road Bonds,
                                            (MBIA), 0.00%, 1/15/25                    1,655,100
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   $ 12,043,413
------------------------------------------------------------------------------------------------------------------------------------


Insured-Water and Sewer -- 10.2%
------------------------------------------------------------------------------------------------------------------------------------

Aaa          AAA          $  5,000          California State Department
                                            Water Resources, (Central
                                            Valley Water Systems),
                                            (FGIC), 5.25%, 12/1/28                 $  5,148,750

Aaa          AAA             5,000          Contra Costa County, Water
                                            District, (MBIA),
                                            5.00%, 10/1/24                            5,031,100

Aaa          AAA             5,000          East Bay, Municipal Utilities
                                            District, Wastewater
                                            Treatment System, (FGIC),
                                            5.00%, 6/1/26                             5,035,900

Aaa          AAA             5,000          East Bay, Municipal Utilities
                                            District, Water System,
                                            (MBIA), Variable
                                            Rate, 6/1/08/(1)/                         5,581,250

Aaa          AAA             2,000          Metropolitan Water District,
                                            Southern California
                                            Waterworks, (MBIA),
                                            5.00%, 7/1/27                             2,011,940

Aaa          AAA             5,000          Metropolitan Water District,
                                            Southern California
                                            Waterworks, (MBIA),
                                            5.00%, 7/1/30                             5,040,350

Aaa          AAA             3,000          San Diego County Water
                                            Authority, (FGIC), Variable
                                            Rate, 4/22/09/(1)/                        3,750,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   $ 31,599,290
------------------------------------------------------------------------------------------------------------------------------------


Lease Revenue /
Certificates of Participation -- 18.1%
------------------------------------------------------------------------------------------------------------------------------------

Aa3        A+             $  6,500          California Public Works,
                                            (University of California),
                                            5.00%, 6/1/23                          $  6,503,575

Ratings (Unaudited)
--------------------      Principal
                          Amount
             Standard     (000's
Moody's      & Poor's     omitted)          Security                               Value
------------------------------------------------------------------------------------------------------------------------------------


Lease Revenue /
Certificates of Participation (continued)
------------------------------------------------------------------------------------------------------------------------------------
Aa3          A+           $  5,000          California Public Works,
                                            (University of California),
                                            5.25%, 6/1/20                          $  5,332,150

Aa3          A+              8,000          California Public Works,
                                            (University of California),
                                            5.50%, 6/1/14                             8,877,680

Baa3         BBB-            2,750          Inglewood, 7.00%, 8/1/19                  2,970,578

Baa1         BBB             5,115          Los Angeles County,(Disney
                                            Parking), 0.00%, 3/1/16                   2,098,736

Baa1         BBB             1,925          Los Angeles County, (Disney
                                            Parking), 0.00%, 3/1/17                     747,786

Baa1         BBB             5,000          Los Angeles County, (Disney
                                            Parking), 0.00%, 9/1/17                   1,893,050

Baa1         BBB             5,370          Los Angeles County, (Disney
                                            Parking), 0.00%, 3/1/18                   1,970,414

Baa1         BBB             3,100          Los Angeles County, (Disney
                                            Parking), 0.00%, 3/1/20                   1,019,497

Baa1         BBB             6,925          Los Angeles County, (Disney
                                            Parking), 0.00%, 9/1/20                   2,219,047

Baa1         BBB             1,000          Los Angeles County, (Disney
                                            Parking), 6.50%, 3/1/23                   1,080,850

NR           NR              7,000          Los Angeles County, (Marina
                                            Del Ray), 6.50%, 7/1/08                   7,685,230

A1           A+              8,000          Pasadena Parking Facility,
                                            6.25%, 1/1/18                             9,262,159

A1           A+              4,000          Sacramento City
                                            Financing Authority,
                                            5.40%, 11/1/20                            4,298,840
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   $ 55,959,592
------------------------------------------------------------------------------------------------------------------------------------


Nursing Home -- 1.0%
------------------------------------------------------------------------------------------------------------------------------------
NR           NR           $  3,000          Banning, (San Gorgonio
                                            Pass Convalescent),
                                            9.50%, 12/1/11                         $  3,050,310
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   $  3,050,310
------------------------------------------------------------------------------------------------------------------------------------


Senior Living / Life Care -- 1.3%
------------------------------------------------------------------------------------------------------------------------------------
NR           NR           $  4,000          San Benito Health Care
                                            District, 5.40%,
                                            10/1/20/(4)/                           $  3,964,400
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   $  3,964,400
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

CALIFORNIA MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited)
--------------------      Principal
                          Amount
             Standard     (000's
Moody's      & Poor's     omitted)          Security                               Value
------------------------------------------------------------------------------------------------------------------------------------

Special Tax Revenue -- 6.3%
------------------------------------------------------------------------------------------------------------------------------------
NR           BBB        $  5,000            Contra Costa County, Public
                                            Financing Authority,
                                            7.10%, 8/1/22                          $  5,519,500

NR           NR            1,955            Fairfield, North Cordelia
                                            District, 7.375%, 9/2/18                  2,026,358

NR           NR              800            Fairfield, North Cordelia
                                            District, 8.00%, 9/2/11                     839,696

NR           NR            3,325            Irvine, Improvement Bond
                                            Act 1915, (Assessment
                                            District North 97-16, Group
                                            Two), 5.50%, 9/2/22                       3,356,488

NR           BBB             600            Rancho Mirage, Joint Power
                                            Financing Authority,
                                            7.50%, 4/1/17                               653,862

NR           NR            3,000            Riverside County Community
                                            Facilities District,
                                            7.55%, 9/1/17                             3,280,380

NR           BBB           2,500            Riverside County
                                            Redevelopment Agency,
                                            7.50%, 10/1/26                            2,831,200

NR           NR            1,000            Torrance Redevelopment
                                            Agency, 5.625%, 9/1/28                    1,015,320
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   $ 19,522,804
------------------------------------------------------------------------------------------------------------------------------------


Water and Sewer -- 1.1%
------------------------------------------------------------------------------------------------------------------------------------
Aaa          AAA        $  3,000            San Francisco City
                                            and County Sewer,
                                            (AMBAC), Variable
                                            Rate, 10/1/21/(1)//(5)/                $  3,311,430
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   $  3,311,430
------------------------------------------------------------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
   (identified cost $263,561,693)                                                  $308,251,271
------------------------------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1998, 27.3% of securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.6% to 17.5% of total investments.

/(1)/  Security has been issued as an inverse floater bond.
/(2)/ Security (or a portion thereof) has been segregated to cover when-issued securities.
/(3)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
/(4)/  When-issued security.
/(5)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1998, the value of these securities amounted to $3,311,430 or 1.1% of the Portfolio's net assets.

                       See notes to financial statements

Florida Municipals Portfolio as of September 30, 1998

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited) Principal
-------------------
                    Amount
        Standard    (000's
Moody's & Poor's    omitted)    Security                    Value
------------------------------------------------------------------------
Cogeneration -- 2.8%
------------------------------------------------------------------------
 NR        NR       $ 4,600     Palm Beach County,
                                (Okeelanta Power), (AMT),
                                6.85%, 2/15/21/(1)/         $  3,680,000

 NR        NR        11,000     Palm Beach County,
                                (Osceola Power), (AMT),
                                6.95%, 1/1/22/(1)/             8,690,000
------------------------------------------------------------------------
                                                            $ 12,370,000
------------------------------------------------------------------------

Electric Utilities -- 7.3%
------------------------------------------------------------------------
 Aa2       AA       $14,000     Jacksonville Electric
                                Authority, Bulk Power
                                Supply System Scherer 4,
                                5.25%, 10/1/21              $ 14,236,740

 Aa1       AA         2,850     Orlando Utilities
                                Commission Water and
                                Electric, 5.125%, 10/1/19      2,877,503

 Aa2       AA-       10,000     Orlando Utilities
                                Commission Water and
                                Electric, 5.60%, 10/6/17      10,679,200

 Aa3       AA-        2,515     St. Lucie County Solid
                                Waste Disposal, (Florida
                                Power & Light Co.) (AMT),
                                6.70%, 5/1/27                  2,763,759

 NR        NR         1,840     Virgin Islands Water and
                                Power Authority, 7.40%,
                                7/1/11                         2,026,889
------------------------------------------------------------------------
                                                            $ 32,584,091
------------------------------------------------------------------------

Escrowed / Prerefunded -- 9.9%
------------------------------------------------------------------------
 Aaa       AAA      $ 9,225     Dade County, (Baptist
                                Hospital of Miami),
                                Escrowed to Maturity,
                                5.75%, 5/1/21               $ 10,253,219

 NR        BBB+       2,830     Escambia County Health
                                Facilities Authority,
                                (Baptist Hospital, Inc.
                                and Baptist Manor, Inc.),
                                Prerefunded to 10/01/03,
                                6.75%, 10/1/14                 3,244,199

 Aa2       AA+        8,000     Florida Board of General
                                Services, Prerefunded to
                                7/1/02, 6.60%, 7/1/17          8,876,560

 NR        NR         1,675     Florida State, (Mid-Bay
                                Bridge Authority),
                                Escrowed to Maturity,
                                6.875%, 10/1/22                2,132,158

 A3        A          7,255     Hillsborough County
                                Capital Improvement -
                                Museum of
                                Science, Prerefunded to
                                1/1/01, 6.45%, 1/1/22          7,650,325
------------------------------------------------------------------------
Escrowed / Prerefunded (continued)
------------------------------------------------------------------------
 Aaa       AAA      $ 2,000     Lee County, (Memorial
                                Hospital), (MBIA),
                                Prerefunded to 4/1/01,
                                Variable Rate, 4/1/20/(2)/  $  2,347,500

 Aa3       AA-        3,000     Orlando, Prerefunded to
                                10/1/01, 6.00%, 10/1/22        3,256,650

 Aaa       AAA        5,600     St. Lucie Utility System,
                                Escrowed to Maturity,
                                6.00%, 10/1/20                 6,427,848
------------------------------------------------------------------------
                                                            $ 44,188,459
------------------------------------------------------------------------

General Obligations -- 11.2%
------------------------------------------------------------------------
 Aa2       AA+      $26,000     Florida Board of
                                Education,
                                4.75%, 6/1/22               $ 25,473,239

 NR        BBB        5,700     Guam, 5.40%, 11/15/18          5,809,269

 A3        A-        15,000     New York City, NY,
                                5.00%, 8/1/22                 14,926,499

 Baa1      A          2,100     Puerto Rico, 0.00%, 7/1/16       906,297

 Baa1      A          2,500     Puerto Rico Public
                                Building Authority,
                                6.00%, 7/1/12                  2,542,400
------------------------------------------------------------------------
                                                            $ 49,657,704
------------------------------------------------------------------------

Hospital -- 1.2%
------------------------------------------------------------------------
 NR        AA+      $ 4,750     Jacksonville Health
                                Facilities Finance
                                Authority, (St. Luke's
                                Hospital Association),
                                6.75%, 11/15/13             $  5,195,408
------------------------------------------------------------------------
                                                            $  5,195,408
------------------------------------------------------------------------

Housing -- 10.7%
------------------------------------------------------------------------
 Aaa       NR       $ 1,790     Broward County Housing
                                Finance Authority, Single
                                Family, (AMT), (GNMA/FNMA),
                                6.10%, 10/1/19              $  1,922,120

 NR        AAA        1,300     Clay County Housing
                                Finance Authority,
                                Multifamily (GNMA),
                                7.40%, 12/1/25                 1,376,128

 Aaa       NR         2,005     Clay County Housing
                                Finance Authority, Single
                                Family (GNMA), (AMT),
                                6.55%, 3/1/28                  2,159,325

 Aaa       NR           865     Dade County Housing
                                Finance Authority, Single
                                Family, (AMT), 7.75%,
                                9/1/22                           909,210

                        See notes financial statements

Florida Municipals Portfolio as of September 30, 1998

PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited) Principal
                    Amount
        Standard    (000's
Moody's & Poor's    omitted)    Security                    Value
------------------------------------------------------------------------
Housing (continued)
------------------------------------------------------------------------
 NR        AAA      $ 5,850     Dade County Housing
                                Finance Authority, Single
                                Family, (GNMA), (AMT),
                                6.70%, 10/1/28              $  6,304,019

 Aaa       NR         1,110     Dade County Housing
                                Finance Authority, Single
                                Family, (GNMA), (AMT),
                                7.25%, 9/1/19                  1,171,028

 Aaa       AAA        1,480     Escambia County Housing
                                Finance Authority, Single
                                Family (GNMA), (AMT),
                                6.90%, 10/1/21                 1,611,098

 Aaa       AAA        1,725     Escambia County Housing
                                Finance Authority, Single
                                Family (GNMA), (AMT),
                                6.95%, 10/1/27                 1,879,491

 Aaa       NR         2,440     Escambia County Housing
                                Finance Authority, Single
                                Family (GNMA), (AMT),
                                7.40%, 10/1/23                 2,576,713

 NR        AAA        1,065     Florida Housing Finance
                                Authority, 6.35%, 6/1/14       1,141,829

 Aa3       AA         2,195     Florida Housing Finance
                                Authority, (AMT), 6.35%,
                                7/1/28                         2,378,809

 Aaa       NR           700     Hillsborough County
                                Housing Finance
                                Authority, Single
                                Family (GNMA), (AMT),
                                7.875%, 5/1/23                   738,871

 NR        NR         3,365     North Miami Health Care
                                Facilities, (The Imperial
                                Club), 9.25%, 1/1/13           3,830,918

 NR        AAA        6,205     Orange County Housing
                                Finance Authority, Single
                                Family (GNMA), (AMT),
                                6.60%, 4/1/28                  6,685,888

 NR        AAA        7,230     Orange County Housing
                                Finance Authority, Single
                                Family (GNMA), (AMT),
                                6.85%, 10/1/27                 7,843,176

 NR        AAA        1,695     Orange County Housing
                                Finance Authority, Single
                                Family (GNMA), (AMT),
                                7.375%, 9/1/24                 1,801,802

 Aaa       NR         1,455     Polk County Housing
                                Finance Authority, Single
                                Family (GNMA), 7.15%,
                                9/1/23                         1,533,788

 Baa3      BBB        1,400     Puerto Rico Urban Renewal
                                and Housing Corp.,
                                7.875%, 10/1/04                1,477,714
------------------------------------------------------------------------
                                                            $ 47,341,927
------------------------------------------------------------------------

Industrial Development Revenue -- 1.1%
------------------------------------------------------------------------
 Baa3      BBB-     $ 4,500     Puerto Rico Port
                                Authority, (American
                                Airlines), (AMT), 6.25%,
                                6/1/26                      $  4,911,390
------------------------------------------------------------------------
                                                            $  4,911,390
------------------------------------------------------------------------

Insured-Education -- 1.4%
------------------------------------------------------------------------
 NR        AAA      $ 5,500     Volusia County
                                Educational Facilities,
                                (Embry-Riddle
                                Aeronautical University)
                                (CLEE), 6.625%, 10/15/22    $  6,084,980
------------------------------------------------------------------------
                                                            $  6,084,980
------------------------------------------------------------------------

Insured-Electric Utilities -- 5.1%
------------------------------------------------------------------------
 Aaa       AAA      $ 5,000     Florida Municipal Power
                                Agency Stanton II (AMBAC)
                                Variable
                                Rate,  10/1/20/(2)//(3)/    $  6,137,700

 Aaa       AAA        1,540     Manatee County Public
                                Utility, (FGIC), 0.00%,
                                10/1/12                          828,104

 Aaa       AAA        2,200     Puerto Rico Electric
                                Power Authority,
                                "STRIPES", (FSA),
                                Variable Rate, 7/1/02/(2)/     2,483,250

 Aaa       AAA        2,200     Puerto Rico Electric
                                Power Authority,
                                "STRIPES", (FSA),
                                Variable Rate, 7/1/03/(2)/     2,554,750

 Aaa       AAA        3,000     Sunrise Utilities
                                Systems, (AMBAC), 5.00%,
                                10/1/28                        3,090,270

 Aaa       AAA        7,000     Sunrise Utilities
                                Systems, (AMBAC), 5.20%,
                                10/1/22                        7,408,520
------------------------------------------------------------------------
                                                            $ 22,502,594
------------------------------------------------------------------------

Insured-Hospital -- 10.1%
------------------------------------------------------------------------
 Aaa       AAA      $ 8,000     Charlotte County Health
                                Care, (Bon-Secours Health
                                System) (FSA) Variable
                                Rate, 8/26/27/(2)/          $  9,320,000

 Aaa       AAA       23,355     Jacksonville Health
                                Authority, (Daughters of
                                Charity) (MBIA), 5.00%,
                                11/15/15                      23,837,513

 Aaa       AAA        3,000     Orange County Health
                                Facilities Authority
                                (Orlando Regional Medical
                                Center) (MBIA) Variable
                                Rate, 10/29/21/(2)/            3,581,250

 Aaa       AAA        7,500     Sarasota County Public
                                Hospital Board, (Sarasota
                                Memorial Hospital),
                                (MBIA), 5.25%, 7/1/24          7,943,625
------------------------------------------------------------------------
                                                            $ 44,682,388
------------------------------------------------------------------------

                        See notes financial statements

Florida Municipals Portfolio  as of September 30, 1998

PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited) Principal
-------------------
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------------
Insured-Housing -- 3.2%
--------------------------------------------------------------------------------
 Aaa       AAA      $   725     Brevard County Housing
                                Finance Authority, Single
                                Family (FSA), 7.00%, 3/1/13 $    768,660

 Aaa       AAA        3,000     Florida Health Facilities
                                Authority, (Brittany of
                                Rosemont) (AMBAC) (AMT),
                                6.875%, 8/1/26                 3,325,110

 Aaa       AAA        6,530     Florida HFA, (Maitland
                                Club Apartments), (AMBAC),
                                (AMT), 6.875%, 8/1/26          7,237,656

 Aaa       AAA        2,675     Lee County Housing
                                Finance, SCA Multifamily
                                (FSA) (AMT), 7.05%, 1/1/30     2,964,997
--------------------------------------------------------------------------------
                                                            $ 14,296,423
--------------------------------------------------------------------------------

Insured-Miscellaneous -- 0.7%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 2,000     Escambia County, (MBIA),
                                Prerefunded to 10/1/03,
                                7.20%, 1/1/15               $  2,057,380

 Aaa       AAA          799     Osceola County, Industrial
                                Development Authority,
                                Community Provider Pooled
                                Loan Program (CGIC), 7.75%,
                                7/1/10                           854,467
--------------------------------------------------------------------------------
                                                            $  2,911,847
--------------------------------------------------------------------------------

Insured-Senior Living / Life Care -- 0.1%
--------------------------------------------------------------------------------
 Aaa       AAA      $   500     Alachua County Health
                                Facility, (Mental Health
                                Services) (CGIC), 7.75%,
                                7/1/10                      $    541,965
--------------------------------------------------------------------------------
                                                            $    541,965
--------------------------------------------------------------------------------

Insured-Solid Waste -- 0.4%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 1,500     St. John's County Solid
                                Waste Disposal, (FGIC),
                                7.25%, 11/1/10              $  1,623,975
--------------------------------------------------------------------------------
                                                            $  1,623,975
--------------------------------------------------------------------------------

Insured-Special Tax Revenue -- 7.0%
--------------------------------------------------------------------------------
Aaa        AAA      $ 3,835     Dade County, Professional
                                Sports Franchise, (MBIA),
                                0.00%, 10/1/23              $  1,151,267

 Aaa       AAA        1,000     Jacksonville Excise Tax,
                                (FGIC), (AMT), 0.00%,
                                10/1/11                          558,530
--------------------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
--------------------------------------------------------------------------------
 Aaa       AAA      $ 2,000     Jacksonville Excise Tax,
                                (FGIC), (AMT), 0.00%,
                                10/1/12                     $  1,060,840

 Aaa       AAA        1,185     Opa-Locka Sales Tax,
                                (FGIC), 7.00%, 1/1/14          1,365,274

 Aaa       AAA        2,000     Sunrise Public Facilities,
                                (MBIA), 0.00%, 10/1/10         1,195,980

 Aaa       AAA        1,760     Sunrise Public Facilities,
                                (MBIA), 0.00%, 10/1/12           946,405

 Aaa       AAA        2,840     Sunrise Public Facilities,
                                (MBIA), 0.00%, 10/1/14         1,369,505

 Aaa       AAA        4,000     Sunrise Public Facilities,
                                (MBIA), 0.00%, 10/1/15         1,827,680

 Aaa       AAA        4,140     Sunrise Public Facilities,
                                (MBIA), 0.00%, 10/1/16         1,781,276

 Aaa       AAA        2,525     Sunrise Public Facilities,
                                (MBIA), 0.00%, 10/1/17         1,029,013

 Aaa       AAA       11,500     Tampa Sports Authority,
                                (MBIA), 5.25%, 1/1/17         12,082,590

 Aaa       AAA        6,800     Tampa Utility Tax,
                                (AMBAC), 0.00%, 4/1/19         2,571,284

 Aaa       AAA        5,000     Tampa Utility Tax,
                                (AMBAC), 0.00%, 10/1/19        1,846,350

 Aaa       AAA        2,000     Tampa Utility Tax,
                                (AMBAC), 0.00%, 10/1/20          775,940

 Aaa       AAA        4,000     Tampa Utility Tax,
                                (AMBAC), 0.00%, 10/1/20        1,405,640
--------------------------------------------------------------------------------
                                                            $ 30,967,574
--------------------------------------------------------------------------------

Insured-Transportation -- 5.6%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 3,475     Dade County Aviation
                                Facilities, (MBIA),
                                (AMT), 6.00%, 10/1/24       $  3,760,645

 Aaa       AAA        4,000     Dade County Aviation
                                Facilities, (MBIA),
                                (AMT),6.55%, 10/1/13           4,419,360

 Aaa       AAA        4,150     Dade County Aviation
                                Facilities, (MBIA),
                                (AMT), 6.60%, 10/1/22          4,584,547

 Aaa       AAA        8,650     Greater Orlando Aviation
                                Authority, (FGIC), (AMT),
                                6.375%, 10/1/21/(4)/             9,518,460

Aaa        AAA        2,000     Orlando and Orange
                                County, Expressway Authority
                                (FGIC), 8.25%, 7/1/14          2,824,680

--------------------------------------------------------------------------------
                                                            $ 25,107,692
--------------------------------------------------------------------------------

                       See notes to financial statements

Florida Municipals Portfolio as of September 30, 1998

PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited) Principal
-------------------
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------------
Insured-Water and Sewer -- 2.3%
--------------------------------------------------------------------------------
 Aaa       AAA      $10,000     Dade County, Water And
                                Sewer System, (FGIC),
                                5.25%, 10/1/26              $ 10,342,300
--------------------------------------------------------------------------------
                                                            $ 10,342,300
--------------------------------------------------------------------------------

Miscellaneous -- 1.2%
--------------------------------------------------------------------------------
 NR        NR       $ 5,000     Osceola County, IDA,
                                Community Pooled Loan-93,
                                7.75%, 7/1/17               $  5,461,350
--------------------------------------------------------------------------------
                                                            $  5,461,350
--------------------------------------------------------------------------------

Nursing Home -- 4.4%
--------------------------------------------------------------------------------
 NR        NR       $   300     Broward County IDA,
                                (Beverly Enterprises),
                                9.80%, 11/1/10              $    332,667

 NR        NR           410     Charlotte County IDA,
                                (Beverly Enterprises),
                                10.00%, 6/1/11                   463,833

 NR        AAA        4,285     Dade County, IDA, (Club
                                Care Center), (GNMA),
                                6.60%, 1/20/18                 4,652,010

 NR        AAA        5,075     Dade County, IDA, (Gramercy
                                Park Nursing Care), (FHA),
                                6.60%, 8/1/23                  5,546,011

 NR        NR         1,850     Highlands County, IDA,
                                (Beverly Enterprises),
                                9.25%, 7/1/07                  2,063,416

 Baa1      NR         3,750     Jacksonville Health,
                                (Cypress Village), 7.00%,
                                12/1/22                        4,133,100

 NR        NR           330     Okaloosa County, (Beverly
                                Enterprises), 10.75%,            337,917
                                10/1/03

 NR        NR           630     Orange County IDA, (Beverly
                                Enterprises), 9.25%, 8/1/10      704,724

 NR        NR         1,000     Winter Garden, (Beverly
                                Enterprises), 8.75%,           1,127,710
                                7/1/12
--------------------------------------------------------------------------------
                                                            $ 19,361,388
--------------------------------------------------------------------------------

Senior Living / Life Care -- 1.9%
--------------------------------------------------------------------------------
 NR        NR       $ 6,895     Atlantic Beach, Fixed
                                Rate Improvement, (Fleet
                                Landing), 8.00%, 10/1/24    $  7,837,409
--------------------------------------------------------------------------------

Senior Living / Life Care (continued)
--------------------------------------------------------------------------------
 NR        BBB+     $   770     Escambia County Health
                                Facilities Authority,
                                (Baptist Hospital, Inc.
                                and Baptist Manor, Inc.),
                                6.75%, 10/1/14              $    827,896
--------------------------------------------------------------------------------
                                                            $  8,665,305
--------------------------------------------------------------------------------

Solid Waste -- 0.8%
--------------------------------------------------------------------------------
 A3        A-       $ 3,450     Broward County, (Waste
                                Energy Co., L.P. North),
                                7.95%, 12/1/08              $  3,695,985
--------------------------------------------------------------------------------
                                                            $  3,695,985
--------------------------------------------------------------------------------

Transportation -- 9.9%
--------------------------------------------------------------------------------
 Aa2       AA+      $ 7,500     Florida State,
                                (Jacksonville
                                Transportation), 5.00%,
                                7/1/27                      $  7,536,825

 Aa2       AA+       10,000     Florida State,
                                (Jacksonville
                                Transportation), 5.25%,
                                7/1/22                        10,334,600

 NR        NR        10,140     Florida State, (Mid-Bay
                                Bridge Authority),
                                6.125%, 10/1/22               11,065,782

 Baa1      A          5,000     Puerto Rico Highway and
                                Transportation Authority,
                                4.75%, 7/1/38                  4,907,550

 Baa1      A          9,250     Puerto Rico Highway and
                                Transportation Authority,
                                5.00%, 7/1/36                  9,496,605

 Baa1      A            700     Puerto Rico Highway and
                                Transportation Authority,
                                5.50%, 7/1/36                    764,645
--------------------------------------------------------------------------------
                                                            $ 44,106,007
--------------------------------------------------------------------------------

Water and Sewer -- 1.7%
--------------------------------------------------------------------------------
 Baa1      BBB+     $ 2,500     Hillsborough County
                                Utility, 6.625%, 8/1/11     $  2,696,025

 A1        A+         5,000     Richmond, VA, Public
                                Utility Revenue, 5.125%,
                                1/15/28                        5,025,150
--------------------------------------------------------------------------------
                                                            $  7,721,175
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $399,089,975)                          $444,321,927
--------------------------------------------------------------------------------

                       See notes to financial statements

Florida Municipals Portfolio as of September 30, 1998

PORTFOLIO OF INVESTMENTS CONT'D

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30,1998, 36.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.3% to 16.6% of total investments.

/(1)/  Non-income producing security.
/(2)/  Security has been issued as an inverse floater bond.
/(3)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1998, the value of these securities amounted to $6,137,700 or 1.3% of the Portfolio's net assets.
/(4)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

Massachusetts Municipals Portfolio as of September 30, 1998

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited) Principal
-------------------
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                    Value
---------------------------------------------------------------------------------------------------------------
Assisted Living -- 0.7%
---------------------------------------------------------------------------------------------------------------
 NR        AAA      $ 1,500     Massachusetts IFA,
                                (Briscoe House), (FHA),
                                7.125%, 2/1/36              $  1,774,365
---------------------------------------------------------------------------------------------------------------
                                                            $  1,774,365
---------------------------------------------------------------------------------------------------------------

Cogeneration -- 0.5%
---------------------------------------------------------------------------------------------------------------
 NR        BBB      $ 1,250     Massachusetts IFA, (Ogden
                                Haverhill), (AMT),
                                5.60%, 12/1/19              $  1,270,975
---------------------------------------------------------------------------------------------------------------
                                                            $  1,270,975
---------------------------------------------------------------------------------------------------------------

Education -- 6.9%
---------------------------------------------------------------------------------------------------------------
 Aa1       AA+      $ 1,625     Massachusetts HEFA,
                                (Amherst College), 6.80%,   $  1,800,110
                                11/1/21

 Aa3       AA-        5,040     Massachusetts HEFA,
                                (Boston College), 4.75%,
                                6/1/31                         4,873,277

 NR        AAA        3,300     Massachusetts HEFA,
                                (Merrimack College),
                                7.125%, 7/1/12                 3,746,160

 NR        A          2,000     Massachusetts IFA,
                                (Belmont Hill School),
                                5.25%, 9/1/28                  2,027,360

 Baa3      BBB-       1,250     Massachusetts IFA, (Dana
                                Hall), 5.90%, 7/1/27           1,323,063

 Baa1      BBB+       1,000     Massachusetts IFA, (St.
                                Johns High School, Inc.),      1,009,870
                                5.35%, 6/1/28

 A3        NR         2,000     New England Educational
                                Loan Marketing Corp.,
                                (AMT), 6.90%, 11/1/09          2,237,920

---------------------------------------------------------------------------------------------------------------
                                                            $ 17,017,760
---------------------------------------------------------------------------------------------------------------

Electric Utilities -- 6.5%
---------------------------------------------------------------------------------------------------------------
 Baa2      BBB+     $ 5,060     Massachusetts Municipal
                                Wholesale Electric Co.,     $  5,487,924
                                6.625%, 7/1/18

 Baa2      BBB+       3,500     Massachusetts Municipal
                                Wholesale Electric Co.,        3,810,905
                                6.75%, 7/1/11

 Baa1      BBB+       3,000     Puerto Rico Electric Power
                                Authority, 0.00%, 7/1/17       1,234,830

 Baa1      BBB+      13,230     Puerto Rico Electric
                                Power Authority, 0.00%,
                                7/1/17                         5,445,600
---------------------------------------------------------------------------------------------------------------
                                                            $ 15,979,259
---------------------------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 18.9%
---------------------------------------------------------------------------------------------------------------
 Aaa       NR       $ 2,400     Massachusetts HEFA,
                                (Fairview Care
                                Facilities), Prerefunded
                                to 1/1/01, 10.25%, 1/1/21   $  2,803,392

 NR        BBB+       3,055     Massachusetts HEFA,
                                (Jordan Hospital),
                                Prerefunded to 10/1/02,
                                6.875%, 10/1/22                3,446,651

 Baa3      NR         5,500     Massachusetts HEFA,
                                (Milford-Whitinsville
                                Hospital), Prerefunded to
                                7/15/02, 7.75%, 7/15/17        6,354,040

 Aaa       BBB        2,085     Massachusetts HEFA,
                                (Sisters of Providence
                                Health System),
                                Prerefunded to 11/15/04,
                                6.625%, 11/15/22               2,344,457

 Aaa       AAA        1,380     Massachusetts Port
                                Authority, (FGIC),
                                Prerefunded to 7/1/00,
                                7.50%, 7/1/20                  1,495,327

 Aaa       AAA       29,870     Massachusetts Turnpike
                                Authority, Escrowed to
                                Maturity, 0.00%, 1/1/28        7,266,774

 Aaa       NR        20,860     Massachusetts Turnpike
                                Authority, Escrowed to
                                Maturity, 5.00%, 1/1/20       21,622,641

 NR        AAA        1,000     Puerto Rico, "RIBS",
                                (AMBAC), Variable Rate,
                                Prerefunded to 7/1/02,
                                7/1/15/(1)//(2)/               1,175,620
---------------------------------------------------------------------------------------------------------------
                                                            $ 46,508,902
---------------------------------------------------------------------------------------------------------------

General Obligations -- 0.8%
---------------------------------------------------------------------------------------------------------------
 Aaa       NR       $ 1,700     Nantucket, 6.80%, 12/1/11   $  1,887,476
---------------------------------------------------------------------------------------------------------------
                                                            $  1,887,476
---------------------------------------------------------------------------------------------------------------

Hospital -- 17.3%
---------------------------------------------------------------------------------------------------------------
 NR        BBB+     $ 1,500     Massachusetts HEFA, (Cape
                                Cod Healthcare), 5.45%,
                                11/15/23                    $  1,519,845

 A1        A          3,000     Massachusetts HEFA,
                                (Charlton Memorial
                                Hospital),                     3,333,240
                                7.25%, 7/1/13

 Aa2       AA+        2,000     Massachusetts HEFA,
                                (Daughters
                                of Charity Health              2,195,160
                                System),
                                6.10%, 7/1/14

 NR        AA         1,465     Massachusetts HEFA,
                                (FHA), (Deutsches
                                Altenheim),                    1,570,260
                                7.70%, 11/1/31

 NR        BBB+       3,210     Massachusetts HEFA,
                                (Jordan Hospital), 5.25%,      3,198,926
                                10/1/23

                       See notes to financial statements

MASSACHUSETTS MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited) Principal
-------------------
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------------
Hospital (continued)
--------------------------------------------------------------------------------
 NR        BBB+     $ 1,465     Massachusetts HEFA,
                                (Jordan Hospital),
                                5.375%, 10/1/28             $  1,477,907

 NR        BBB+       1,020     Massachusetts HEFA,
                                (Jordan Hospital),
                                6.875%, 10/1/15                1,109,036

 Baa2      BBB-         500     Massachusetts HEFA,
                                (Milford-Whitinsville
                                Hospital), 5.25%, 7/15/18        501,265


 Baa2      BBB-       1,500     Massachusetts HEFA,
                                (Milford-Whitinsville
                                Regional Hospital),
                                5.375%, 7/15/28                1,510,425

 Ba1       NR         2,875     Massachusetts HEFA, (New
                                England Health Systems),
                                6.125%, 8/1/13                 3,010,125

 NR        BBB-       2,600     Massachusetts HEFA,
                                (North Adams Hospital),
                                6.625%, 7/1/18                 2,858,934

 Aaa       BBB        5,255     Massachusetts HEFA,
                                (Sisters of Providence
                                Health System), 6.50%,
                                11/15/08                       5,884,129

 A1        AA-          530     Massachusetts HEFA,
                                (Spaulding Rehabilitation
                                Hospital), 7.625%, 7/1/21        542,301

 NR        NR         8,000     Massachusetts IFA,
                                (Biomedical Research
                                Corp.), 0.00%, 8/1/08          5,065,680

 NR        NR         9,000     Massachusetts IFA,
                                (Biomedical Research
                                Corp.), 0.00%, 8/1/09          5,382,900

 NR        NR         6,000     Massachusetts IFA,
                                (Biomedical Research
                                Corp.), 0.00%, 8/1/10          3,383,040
--------------------------------------------------------------------------------
                                                            $ 42,543,173
--------------------------------------------------------------------------------

Housing -- 6.1%
--------------------------------------------------------------------------------
 Aa        A+       $ 6,925     Massachusetts HFA, (AMT),
                                6.60%, 12/1/26              $  7,447,560

 Aa        A+         6,265     Massachusetts HFA, (AMT),
                                6.60%, 12/1/26                 6,737,757

 Aa        A+           860     Massachusetts HFA, (AMT),
                                8.10%, 12/1/21                   883,968
--------------------------------------------------------------------------------
                                                            $ 15,069,285
--------------------------------------------------------------------------------

Industrial Development Revenue -- 4.0%
--------------------------------------------------------------------------------
 NR        NR       $ 3,000     Massachusetts IFA,
                                (Hingham Water Co.),
                                (AMT), 6.90%, 12/1/29       $  3,340,920
--------------------------------------------------------------------------------

Industrial Development Revenue (continued)
--------------------------------------------------------------------------------
 NR        NR       $ 2,075     Massachusetts IFA, (Mass
                                American Co.), (AMT),
                                6.60%, 12/1/15              $  2,281,442

 Baa3      BBB-       3,750     Puerto Rico Port Authority,
                                (American Airlines), (AMT),
                                6.25%, 6/1/26                  4,092,825
--------------------------------------------------------------------------------
                                                            $  9,715,187
--------------------------------------------------------------------------------

Insured-Education -- 4.1%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 1,775     Massachusetts Educational
                                Finance Authority, (AMBAC),
                                (AMT), 7.30%, 1/1/12        $  1,973,552

 Aaa       AAA          270     Massachusetts Educational
                                Finance Authority, (MBIA),
                                (AMT), 7.25%, 1/1/09             289,559

 Aaa       AAA          400     Massachusetts HEFA, (Boston
                                University) "RIBS", (MBIA),
                                Variable Rate, 10/1/31/(1)/      474,000

 Aaa       AAA        2,000     Massachusetts IFA, (College
                                Of The Holy Cross), (MBIA),
                                5.00%, 9/1/23                  2,002,580

 Aaa       AAA        5,460     Massachusetts IFA, (WGBH),
                                (AMBAC), 5.00%, 3/1/28         5,471,575
--------------------------------------------------------------------------------
                                                            $ 10,211,266
--------------------------------------------------------------------------------

Insured-Hospital -- 12.6%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 3,750     Massachusetts HEFA, (Beth
                                Israel Hospital), (AMBAC),
                                (AMT), Variable Rate,
                                7/1/25/(1)/                 $  4,373,438

 Aaa       AAA        1,040     Massachusetts HEFA,
                                (Beverly Hospital),
                                (MBIA), 7.30%, 7/1/13          1,087,414

 Aaa       AAA        1,500     Massachusetts HEFA,
                                (Capital Assist Program),
                                (MBIA), 7.20%, 7/1/09          1,568,490

 Aaa       AAA        1,000     Massachusetts HEFA,
                                (Caregroup), (MBIA), 4.75%,
                                7/1/20                           967,650

 Aaa       AAA        1,000     Massachusetts HEFA,
                                (Caregroup), (MBIA),
                                5.00%, 7/1/18                  1,005,670

 Aaa       AAA        2,000     Massachusetts HEFA,
                                (Catholic Health East),
                                (AMBAC), 5.00%, 11/15/28       1,998,340

                       See notes to financial statements

Massachusetts Municipals Portfolio  as of September 30, 1998
PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited) Principal
-------------------
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                     Value
--------------------------------------------------------------------------------
Insured-Hospital (continued)
--------------------------------------------------------------------------------
 Aaa       AAA      $ 1,885     Massachusetts HEFA,
                                (Fallon Healthcare System),
                                (FSA), 6.75%, 6/1/20         $  2,066,714

 Aaa       AAA        5,000     Massachusetts HEFA,
                                (Hallmark Health), (FSA),
                                5.00%, 7/1/27                   4,988,250

 Aaa       AAA        2,000     Massachusetts HEFA, (St.
                                Elizabeth Hospital Issue)
                                "LEVRRS", (FSA), Variable
                                Rate, 8/12/21/(1)/              2,362,500

 Aaa       AAA        2,600     Massachusetts HEFA, (St.
                                Luke's Hospital) "Yield
                                Curve Notes", (MBIA),
                                Variable Rate, 8/15/13/(1)/     2,970,500

 Aaa       AAA        2,600     Massachusetts HEFA, (St.
                                Luke's Hospital) "Yield
                                Curve Notes", Variable
                                Rate, (MBIA), 8/15/23/(1)/      2,947,750

 Aaa       AAA        3,000     Massachusetts HEFA, (The
                                Medical Center of Central
                                Massachusetts) (AMBAC),
                                "CARS", Variable Rate,
                                6/23/22/(1)/                    4,001,250

 Aaa       AAA          700     Massachusetts HEFA,
                                (University Hospital),
                                (MBIA), 7.25%, 7/1/19             756,056
--------------------------------------------------------------------------------
                                                             $ 31,094,022
--------------------------------------------------------------------------------

Insured-Transportation -- 2.3%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 4,480     Massachusetts Port
                                Authority, (FGIC), 7.50%,
                                7/1/20                       $  4,828,051

 Aaa       AAA        2,000     Massachusetts Turnpike
                                Authority, (MBIA), 0.00%,
                                1/1/19                            757,760
--------------------------------------------------------------------------------
                                                             $  5,585,811
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 2.6%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 5,000     Massachusetts Water
                                Resources Authority,
                                (FSA), 4.75%, 8/1/27         $  4,888,300

 Aaa       AAA        1,500     Massachusetts Water
                                Resources Authority,
                                (MBIA), 4.75%, 12/1/21          1,468,950
--------------------------------------------------------------------------------
                                                             $  6,357,250
--------------------------------------------------------------------------------

Lease Revenue /
Certificates of Participation -- 3.6%
--------------------------------------------------------------------------------
 NR        AA-      $ 7,800     Plymouth County, (Plymouth
                                County Correctional
                                Facility), 7.00%, 4/1/22     $  8,779,913
--------------------------------------------------------------------------------
                                                             $  8,779,913
--------------------------------------------------------------------------------

Nursing Home -- 1.5%
--------------------------------------------------------------------------------
 NR        NR       $ 3,225     Massachusetts IFA, (Age
                                Institute of Massachusetts),
                                8.05%, 11/1/25               $  3,674,081
--------------------------------------------------------------------------------
                                                             $  3,674,081
--------------------------------------------------------------------------------

Senior Living / Life Care -- 1.2%
--------------------------------------------------------------------------------
 NR        AAA      $ 1,000     Boston, IDA, (Alzheimers
                                Center), (FHA), 6.00%,
                                2/1/37                       $  1,076,940

 NR        NR         1,900     Massachusetts IFA, (Forge
                                Hill), (AMT), 6.75%, 4/1/30     1,879,214
--------------------------------------------------------------------------------
                                                             $  2,956,154
--------------------------------------------------------------------------------

Solid Waste -- 0.4%
--------------------------------------------------------------------------------
 NR        NR       $ 1,035     Pittsfield, Solid Waste
                                Disposal, (Vicon Recovery
                                Associates), 7.95%, 11/1/04  $  1,074,123
--------------------------------------------------------------------------------
                                                             $  1,074,123
--------------------------------------------------------------------------------

Transportation -- 1.3%
--------------------------------------------------------------------------------
 Baa1      A        $ 1,250     Puerto Rico Highway and
                                Transportation Authority,
                                4.75%, 7/1/38                $  1,226,888

 Baa1      A          2,000     Puerto Rico Highway and
                                Transportation Authority,
                                5.00%, 7/1/36                   2,053,320
--------------------------------------------------------------------------------
                                                             $  3,280,208
--------------------------------------------------------------------------------

Water and Sewer -- 8.7%
--------------------------------------------------------------------------------
 Baa1      BBB      $12,185     Boston, IDA, (Harbor
                                Electric Energy Co.),
                                (AMT), 7.375%, 5/15/15       $ 13,219,627

 A1        A          1,500     Massachusetts Water
                                Resources Authority,            1,554,870
                                5.25%, 3/1/13

                       See notes to financial statements

MASSACHUSETTS MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited) Principal
-------------------
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------------
Water and Sewer (continued)
--------------------------------------------------------------------------------
 A1        A        $ 4,165     Massachusetts Water
                                Resources Authority,
                                5.25%, 12/1/15              $  4,445,305

 NR        NR         2,000     Virgin Islands Water and
                                Power Authority, 7.60%,
                                1/1/12                         2,287,800
--------------------------------------------------------------------------------
                                                            $ 21,507,602
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $219,810,305)                          $246,286,812
--------------------------------------------------------------------------------


AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative
Minimum Tax.

The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1998, 22.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.6% to 7.7% of total investments.


/(1)/ Security has been issued as an inverse floater bond.
/(2)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1998, the value of these securities amounted to $1,175,620 or 0.5% of the Portfolio's net assets.

                       See notes to financial statements

Mississippi Municipals Portfolio as of September 30, 1998

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)  Principal
--------------------
                     Amount
           Standard  (000's
Moody's    & Poor's  omitted)   Security                       Value
--------------------------------------------------------------------------------
Education -- 2.6%
--------------------------------------------------------------------------------
 NR        A        $  470     University of Mississippi
                               Educational Building Corp.
                               Athletic Facility,
                               6.20%, 6/1/16                 $   522,955
--------------------------------------------------------------------------------
                                                             $   522,955
--------------------------------------------------------------------------------

Electric Utilities -- 6.9%
--------------------------------------------------------------------------------
 NR        BBB      $  810     Guam Power Authority,
                               6.625%, 10/1/14               $   907,743

 Baa3      NR          450     Warren County, (Mississippi
                               Power & Light Co.), 7.00%,
                               4/1/22                            501,305
--------------------------------------------------------------------------------
                                                             $ 1,409,048
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 15.4%
--------------------------------------------------------------------------------
 Aaa       AAA      $  750     Medical Center Building
                               Corp., (University of
                               Mississippi Medical
                               Center), (MBIA),
                               Prerefunded to 12/1/04,
                               5.80%, 12/1/14                $   839,903

 Aaa       AAA       1,000     Mississippi Educational
                               Facilities Authority,
                               (Milsaps College), (MBIA),
                               Prerefunded to 11/1/04,
                               6.50%, 11/1/19                  1,158,080

 Aaa       NR        2,500     Mississippi Housing Finance
                               Corp., Single Family,
                               (AMT), Escrowed to
                               Maturity, 0.00%, 6/1/15         1,143,100
--------------------------------------------------------------------------------
                                                             $ 3,141,083
--------------------------------------------------------------------------------

General Obligations -- 1.0%
--------------------------------------------------------------------------------
 Aa3       AA       $  200     Mississippi State, 5.10%,     $   214,492
                               11/15/12
--------------------------------------------------------------------------------
                                                             $   214,492
--------------------------------------------------------------------------------

Hospital -- 6.3%
--------------------------------------------------------------------------------
 Baa3      NR       $  300     Corinth and Alcorn County,
                               (Magnolia Registered Health
                               Center),
                               5.50%, 10/1/21                $   302,421

 NR        BBB+        500     Jones County, (South
                               Central Regional Medical
                               Center), 5.50%, 12/1/17           506,100

 Baa3      BBB-        450     Mississippi Hospital
                               Equipment and Facilities
                               Authority, (Rush Medical
                               Foundation), 6.00%, 1/1/22        470,462
--------------------------------------------------------------------------------
                                                             $ 1,278,983
--------------------------------------------------------------------------------

Housing -- 14.1%
--------------------------------------------------------------------------------
 Aa        NR       $  500     Hinds County, (Woodridge
                               Apartments), (FHA),
                               6.25%, 11/1/27                $   531,310

 Aaa       NR          500     Mississippi Home Corp.,
                               Single Family, Access
                               Program, (AMT), (GNMA),
                               6.625%, 4/1/27                    540,285

 Aaa       NR          495     Mississippi Home Corp.,
                               Single Family, Access
                               Program, (AMT), (GNMA),
                               7.55%, 12/1/27                    569,092

 Aaa       NR          355     Mississippi Home Corp.,
                               Single Family, Access
                               Program, (AMT), (GNMA),
                               8.10%, 12/1/24                    400,802

 Aaa       NR          745     Mississippi Home Corp.,
                               Single Family, Access
                               Program, (AMT), (GNMA),
                               8.125%, 12/1/24                   838,080
--------------------------------------------------------------------------------
                                                             $ 2,879,569
--------------------------------------------------------------------------------

Industrial Development Revenue -- 15.1%
--------------------------------------------------------------------------------
 Baa2      NR       $  500     Grenada County,
                               (Georgia-Pacific Corp.),
                               5.45%, 9/1/14                 $   505,785

 A3        BBB+        250     Jones County,
                               (International Paper Co.),
                               5.80%, 10/1/21                    262,983

 A2        A         1,000     Lowndes County,
                               (Weyerhaeuser Co.), 6.80%,
                               4/1/22                          1,269,219

 NR        AA-         500     Mississippi Business
                               Finance Corp., (AMT),
                               7.15%, 5/1/16/(1)/                546,965

 A3        BBB+        450     Warren County,
                               (International Paper Co.),
                               (AMT), 6.60%, 3/1/19              495,783
--------------------------------------------------------------------------------
                                                             $ 3,080,735
--------------------------------------------------------------------------------

Insured-Education -- 2.6%
--------------------------------------------------------------------------------
 Aaa       NR       $  500     Mississippi State
                               University Educational
                               Building Corp., (MBIA),
                               5.25%, 8/1/17                 $   533,115
--------------------------------------------------------------------------------
                                                             $   533,115
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 1.7%
--------------------------------------------------------------------------------
 Aaa       AAA      $  300     Puerto Rico Electric Power
                               Authority, "STRIPES",
                               (FSA), Variable
                               Rate, 7/1/03/(2)/             $   348,375
--------------------------------------------------------------------------------
                                                             $   348,375
--------------------------------------------------------------------------------

                      See notes to financial statements.

Mississippi Municipals Portfolio as of September 30, 1998

PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited)  Principal
--------------------
                     Amount
           Standard  (000's
Moody's    & Poor's  omitted)   Security                       Value
--------------------------------------------------------------------------------
Insured-General Obligations -- 2.9%
--------------------------------------------------------------------------------
 Aaa       AAA      $  500     Hinds County, (MBIA),
                               6.25%, 3/1/11                 $   590,660
--------------------------------------------------------------------------------
                                                             $   590,660
--------------------------------------------------------------------------------

Insured-Hospital -- 15.1%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Gulfport, (Gulfport
                               Memorial Hospital), (MBIA),
                               6.20%, 7/1/18                 $ 1,114,490

 Aaa       AAA       1,275     Hinds County, (Mississippi
                               Methodist Hospital),
                               (AMBAC),
                               5.60%, 5/1/12                   1,428,088

 Aaa       AAA         500     Mississippi Hospital
                               Equipment and Facilities
                               Authority (Mississippi
                               Baptist Medical Center),
                               (MBIA),
                               6.00%, 5/1/13                     548,725
--------------------------------------------------------------------------------
                                                             $ 3,091,303
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 2.0%
--------------------------------------------------------------------------------
 Aaa       AAA      $  400     Mississippi Development
                               Bank, (Diberville Combined
                               Utility Water And Sewer),
                               (AMBAC), 5.00%, 7/1/23        $   398,560
--------------------------------------------------------------------------------
                                                             $   398,560
--------------------------------------------------------------------------------

Lease Revenue/
Certificates of Participation -- 10.6%
--------------------------------------------------------------------------------
 NR        A        $1,000     Mississippi Development
                               Bank, Golden Triangle Solid
                               Waste,
                               6.00%, 7/1/15                 $ 1,078,890

 A2        NR        1,000     Mississippi University
                               Educational Building Corp.,
                               Facilities Renovation,
                               6.15%, 6/15/15                  1,091,230
--------------------------------------------------------------------------------
                                                             $ 2,170,120
--------------------------------------------------------------------------------

Nursing Home -- 1.6%
--------------------------------------------------------------------------------
 NR        NR       $  300     Mississippi Business
                               Finance Corp., (Magnolia
                               Healthcare),
                               7.99%, 7/1/25                 $   328,752
--------------------------------------------------------------------------------
                                                             $   328,752
--------------------------------------------------------------------------------

Senior Living / Life Care -- 1.1%
--------------------------------------------------------------------------------
 NR        NR       $  200     Ridgeland, Urban Renewal,
                               (The Orchard), 7.75%,
                               12/1/15                       $   219,848
--------------------------------------------------------------------------------
                                                             $   219,848
--------------------------------------------------------------------------------

Transportation -- 1.0%
--------------------------------------------------------------------------------
 Baa1      A        $  200     Puerto Rico Highway and
                               Transportation Authority,
                               5.00%, 7/1/38                 $   198,786
--------------------------------------------------------------------------------
                                                             $   198,786
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $18,269,091)                            $20,406,384
--------------------------------------------------------------------------------


AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative
Minimum Tax.

The Portfolio invests primarily in debt securities issued by Mississippi municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30,1998, 34.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.7% to 23.4% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security has been issued as an inverse floater bond.

                       See notes to financial statements

New York Municipals Portfolio as of September 30, 1998

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments-- 100.0%

Ratings (Unaudited)  Principal
------------------
                      Amount
          Standard    (000's
Moody's   & Poor's   omitted)   Security                               Value
--------------------------------------------------------------------------------
Assisted Living -- 1.5%

 NR        NR       $ 4,000     Glen Cove IDA, (Regency
                                at Glen Cove), 9.50%, 7/1/12       $  4,261,040

 NR        NR         2,935     North Syracuse Village
                                Housing Authority, (AJM
                                Senior
                                Housing, Inc., Janus
                                Park),
                                8.00%, 6/1/24                         3,098,538
--------------------------------------------------------------------------------
                                                                   $  7,359,578
--------------------------------------------------------------------------------


Cogeneration -- 1.3%
--------------------------------------------------------------------------------
 Baa3      BBB-     $ 6,000     New York City IDA,
                                (Brooklyn
                                Navy Yard Cogeneration),
                                5.65%, 10/1/28                     $  6,174,000
--------------------------------------------------------------------------------
                                                                   $  6,174,000
--------------------------------------------------------------------------------


Education -- 19.6%
--------------------------------------------------------------------------------
 A         NR       $ 1,000     Dutchess County IDA,
                                (Bard College), 7.00%,
                                11/1/17                            $  1,123,220

 A1        NR         5,890     Monroe County IDA,
                                (Wilmur Assoc.), 7.25%,
                                12/1/16                               6,242,517

 Baa2      NR         1,660     New Rochelle IDA,
                                (College of New
                                Rochelle), 6.75%, 7/1/22              1,802,660

 Baa1      BBB+       8,500     New York State Dormitory
                                Authority, (City
                                University),
                                6.00%, 7/1/20                         9,772,790

 Baa1      BBB          105     New York State Dormitory
                                Authority, (City
                                University), 6.375%,
                                7/1/08                                  114,641

 Aaa       AAA        2,500     New York State Dormitory
                                Authority, (Columbia
                                University), 5.00%, 7/1/22            2,514,175

 NR        AA         1,300     New York State Dormitory
                                Authority, (New York
                                Medical College) (Asset
                                Guaranty), 6.875%, 7/1/21             1,467,908

 A3        A-        11,000     New York State Dormitory
                                Authority, (State
                                University Educational
                                Facilities),
                                5.125%, 5/15/21                      11,116,160

 A3        A-         9,985     New York State Dormitory
                                Authority, (State
                                University Educational
                                Facilities),
                                5.25%, 5/15/15                       10,666,876



Education (continued)
--------------------------------------------------------------------------------
 A3        A-       $28,775     New York State Dormitory
                                Authority, (State
                                University Educational
                                Facilities),
                                5.25%, 5/15/19                    $ 30,437,331

 A3        A-        14,680     New York State Dormitory
                                Authority, (State
                                University Educational
                                Facilities),
                                5.25%, 5/15/21                      15,574,305

 A3        A-         2,000     New York State Dormitory
                                Authority, (State
                                University Educational
                                Facilities),
                                5.50%, 5/15/19                       2,180,520

 A3        A-         1,300     New York State Dormitory
                                Authority, (State
                                University Educational
                                Facilities),
                                7.50%, 5/15/11                       1,628,367
--------------------------------------------------------------------------------
                                                                  $ 94,641,470
--------------------------------------------------------------------------------


Electric Utilities -- 11.7%
--------------------------------------------------------------------------------
 Baa1      A-       $12,000     Long Island Power
                                Authority, Electric
                                System Revenue, Series A,
                                5.25%, 12/1/26                    $ 12,288,600

 Baa1      A-        11,550     Long Island Power
                                Authority, Electric
                                System Revenue, Series A,
                                5.50%, 12/1/23                      12,191,256

 Baa1      A-        11,760     Long Island Power
                                Authority, Electric
                                System Revenue, Series A,
                                5.50%, 12/1/29                      12,191,592

 A1        A+         2,365     New York State Energy
                                Research and Development
                                Authority,  (Consolidated
                                Edison) (AMT), 7.50%,
                                7/1/25                               2,450,589

 A2        A          2,500     New York State Energy
                                Research and Development
                                Authority, (Brooklyn
                                Union Gas), (RIBS),
                                (AMT), Variable Rate,
                                7/1/26/(1)/                          3,381,250

 A1        A+         1,000     New York State Energy
                                Research and Development
                                Authority, (Consolidated
                                Edison) (AMT), 7.50%,
                                1/1/26                               1,051,340

 NR        NR         3,000     New York State Energy
                                Research and Development
                                Authority, (LILCO)
                                "RITES" (AMT), Variable
                                Rate, 8/1/22/(1)/                    3,601,980

                       See notes to financial statements

New York Municipals Portfolio as of September 30, 1998

PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited)  Principal
------------------
                      Amount
          Standard    (000's
Moody's   & Poor's   omitted)   Security                               Value
-------------------------------------------------------------------------------
Electric Utilities (continued)
-------------------------------------------------------------------------------
 NR        NR       $ 2,450     New York State Energy
                                Research and Development
                                Authority, (LILCO),
                                "RITES" (AMT), Variable
                                Rate, 8/1/22/(1)/                $  2,941,617

 Baa3      A-         3,110     New York State Energy
                                Research and Development
                                Authority, (LILCO),
                                (AMT), 6.90%, 8/1/22                3,426,598

 NR        NR         2,760     Virgin Islands Water and
                                Power Authority, 7.40%,
                                7/1/11                              3,040,333
-------------------------------------------------------------------------------
                                                                 $ 56,565,155
-------------------------------------------------------------------------------

Escrowed / Prerefunded -- 1.1%
-------------------------------------------------------------------------------
 Aaa       AAA      $ 1,650     Dutchess County Resource
                                Recovery Solid Waste
                                (FGIC), Prerefunded to
                                1/1/00, 7.50%, 1/1/09            $  1,761,359

 Aaa       AAA          110     New York City, (AMBAC),
                                Prerefunded to 8/1/02,
                                7.00%, 8/1/17                         124,352

 Baa1      BBB          145     New York State Dormitory
                                Authority, (City
                                University), Prerefunded
                                to 7/1/02, 6.375%, 7/1/08             160,911

 NR        AAA        1,000     New York State Dormitory
                                Authority, (St. Francis
                                Hospital), (FHA),
                                Prerefunded to 8/1/00,
                                7.65%, 8/1/30                       1,090,800

 Baa1      BBB+       1,800     Syracuse IDA, (St.
                                Joseph's Hospital Health
                                Center), Prerefunded to
                                6/1/01, 7.50%, 6/1/18               2,006,568

-------------------------------------------------------------------------------
                                                                 $  5,143,990
-------------------------------------------------------------------------------



General Obligations -- 5.3%
--------------------------------------------------------------------------------
 A3        A-       $ 8,000     New York City, 0.00%,            $  5,464,800
                                8/1/07

 A3        A-         2,500     New York City, 0.00%,               1,623,100
                                8/1/97

 A3        A-         1,750     New York City, 5.00%,               1,753,780
                                8/15/19

 A3        A-         7,375     New York City, 5.00%,               7,338,125
                                8/1/23

 A3        A-         5,000     New York City, 5.25%,               5,152,700
                                8/1/16

 Aa2       AA         1,700     Onondaga County,
                                5.875%, 2/15/11                     1,952,127

 Aa2       AA         1,600     Onondaga County,
                                5.875%, 2/15/12                     1,839,216

 Baa1      A          1,200     Puerto Rico, 0.00%, 7/1/18            466,584
--------------------------------------------------------------------------------
                                                                 $ 25,590,432
--------------------------------------------------------------------------------
Health Care -- 1.3%

 NR        NR       $ 5,000     New York State Housing
                                Finance Agency, "RITES",
                                Variable Rate, 5/1/06/(1)//(2)/  $  6,115,750

--------------------------------------------------------------------------------
                                                                 $  6,115,750
--------------------------------------------------------------------------------


Hospital -- 7.5%
--------------------------------------------------------------------------------
 Baa1      BBB+     $ 7,680     New York State Dormitory
                                Authority, (Jamaica
                                Hospital), 5.20%, 2/15/15        $  7,896,883

 A3        A-         7,300     New York State Dormitory
                                Authority, Mental Health
                                Facilities, 5.375%,
                                2/15/26                             7,532,797

 NR        AA         9,000     New York State MCFFA,
                                Hospital and Nursing
                                Insured Mortgage (FHA),
                                6.70%, 8/15/23                      9,856,260

 Aa2       AA         2,190     New York State MCFFA,
                                Hospital and Nursing
                                Insured Mortgage (FHA),
                                7.00%, 8/15/32                      2,448,924

 Aa2       AA         6,600     New York State MCFFA,
                                Hospital and Nursing
                                Insured Mortgage (FHA),
                                7.25%, 2/15/31                      7,458,858

 Aa2       AA           940     New York State MCFFA,
                                Insured Mortgage, (FHA),
                                7.45%, 8/15/31                      1,034,367
--------------------------------------------------------------------------------
                                                                 $ 36,228,089
--------------------------------------------------------------------------------


Hotel -- 0.3%
--------------------------------------------------------------------------------
 NR        NR       $ 3,000     Niagara County IDA,
                                (Wintergarden Inn
                                Associates), 9.75%,
                                6/1/11/(3)/                         1,200,000
--------------------------------------------------------------------------------
                                                                 $  1,200,000
--------------------------------------------------------------------------------

Housing -- 5.7%
--------------------------------------------------------------------------------
 NR        NR       $ 4,488     New York City HDC,
                                Allerville, 6.50%,
                                11/15/18                         $  4,496,324

 NR        NR         1,956     New York City HDC,
                                Dayton, 6.50%, 11/15/18             2,054,717

 NR        AAA        2,550     New York City HDC,
                                Multi-Unit Management,
                                7.35%, 6/1/19/(4)/                  2,737,170

 Aa2       AAA          235     New York State Housing
                                Finance Agency, Baytown,
                                7.10%, 8/15/35                        251,664

 Aaa       NR        30,855     New York State Mortgage
                                Agency, 0.00%, 10/1/14              6,816,487


                       See notes to financial statements

New York Municipals Portfolio as of September 30, 1998

PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited)      Principal
-------------------
                         Amount
           Standard      (000's
Moody's    & Poor's      omitted)     Security                    Value
--------------------------------------------------------------------------------
Housing (continued)
--------------------------------------------------------------------------------
 Aa2       NR            $   500     New York State Mortgage
                                     Agency, 6.65%, 4/1/22       $    530,260

 Aa2       NR              8,750     New York State Mortgage
                                     Agency, 6.90%, 4/1/15          9,460,588

 Aa2       NR              1,000     New York State Mortgage
                                     Agency, 7.50%, 4/1/15          1,073,850
-------------------------------------------------------------------------------
                                                                 $ 27,421,060
-------------------------------------------------------------------------------

Industrial Development Revenue -- 0.6%
-------------------------------------------------------------------------------
 Baa3      BBB-          $ 2,800     Port Authority of New
                                     York and New Jersey,
                                     (Delta Airlines), 6.95%,
                                     6/1/08                      $  3,060,540
-------------------------------------------------------------------------------
                                                                 $  3,060,540
-------------------------------------------------------------------------------

Insured-Electric Utilities -- 1.2%
-------------------------------------------------------------------------------
 Aaa       AAA           $ 5,000     Puerto Rico Telephone
                                     Authority, (MBIA),
                                     Variable Rate,
                                     1/25/07/(1)//(2)/           $  5,575,000
-------------------------------------------------------------------------------
                                                                 $  5,575,000
-------------------------------------------------------------------------------

Insured-General Obligations -- 4.8%
-------------------------------------------------------------------------------
 Aaa       AAA           $   700     Bethlehem Central School
                                     District, (AMBAC), 7.10%,
                                     11/1/08                     $    873,530

 Aaa       AAA               700     Bethlehem Central School
                                     District, (AMBAC), 7.10%,
                                     11/1/09                          882,189

 Aaa       AAA               770     Chautauqua County
                                     Unlimited Tax, (FGIC),
                                     6.40%, 9/15/09                   921,667

 Aaa       AAA             1,035     Erie County Water
                                     Authority, (AMBAC),
                                     0.00%, 12/1/17                   262,590

 Aaa       AAA               700     Jamestown, (Secondary
                                     AMBAC), 7.10%, 3/15/09           873,950

 Aaa       AAA               700     Jamestown, (Secondary
                                     AMBAC), 7.10%, 3/15/10           881,146

 Aaa       AAA               700     Jamestown, (Secondary
                                     AMBAC), 7.10%, 3/15/11           886,963

 Aaa       AAA               675     Jamestown, (Secondary
                                     AMBAC), 7.10%, 3/15/12           860,429

 Aaa       AAA               675     Jamestown, (Secondary
                                     AMBAC), 7.10%, 3/15/13           863,710

 Aaa       AAA               515     Jamestown, (Secondary
                                     AMBAC), 7.10%, 3/15/14           660,570

 Aaa       AAA             5,000     New York State Local
                                     Government Assistance
                                     Corp., (MBIA), 5.00%,
                                     4/1/21                         5,019,550

 Aaa       AAA           $   170     New York, (AMBAC),
                                     7.00%, 8/1/17               $    190,181

 Aaa       AAA             4,500     Puerto Rico, (FSA),
                                     Variable Rate,
                                     7/1/22/(1)//(2)/               5,203,125

 Aaa       AAA             4,500     Syracuse, (FSA),
                                     5.25%, 10/1/14                 4,744,260
-------------------------------------------------------------------------------
                                                                 $ 23,123,860
-------------------------------------------------------------------------------

Insured-Miscellaneous -- 0.5%
-------------------------------------------------------------------------------
 Aaa       AAA           $   500     New York City IDA, (USTA
                                     National Tennis Center,
                                     Inc.), (FSA), 6.375%,
                                     11/15/14                    $    564,615

 Aaa       AAA             1,600     New York City Trust
                                     Cultural Resources,
                                     (American Museum of
                                     Natural History),
                                     (MBIA), 5.65%, 4/1/22          1,726,240
-------------------------------------------------------------------------------
                                                                 $  2,290,855
-------------------------------------------------------------------------------

Insured-Senior Living / Life Care -- 0.3%
-------------------------------------------------------------------------------
 Aaa       AAA           $ 1,400     New York State MCFFA,
                                     Long Term Health Care,
                                     (FSA), 6.80%, 11/1/14       $  1,546,790
-------------------------------------------------------------------------------
                                                                 $  1,546,790
-------------------------------------------------------------------------------

Insured-Solid Waste -- 1.6%
-------------------------------------------------------------------------------
 Aaa       AAA           $ 6,795     Islip Resource Recovery
                                     Agency, (MBIA), 6.50%,
                                     7/1/09                      $  7,881,860
-------------------------------------------------------------------------------
                                                                 $  7,881,860
-------------------------------------------------------------------------------

Insured-Transportation -- 4.4%
-------------------------------------------------------------------------------
 Aaa       AAA           $ 6,000     New York State Thruway
                                     Authority, (MBIA),
                                     5.375%, 4/1/16              $  6,396,060

 Aaa       AAA             3,000     Triborough Bridge and
                                     Tunnel Authority, "RITES",
                                     (AMBAC), Variable Rate,
                                     1/1/12/(1)//(2)/               3,496,470

 NR        AAA             3,000     Triborough Bridge and
                                     Tunnel Authority, (MBIA),
                                     Variable Rate,
                                     1/1/19/(1)//(2)/               3,254,130

 NR        NR              7,000     VRDC-IVRC Trust,
                                     (NY MTA), Variable Rate,
                                     (MBIA), 6/26/02/(1)//(2)/      7,875,000
-------------------------------------------------------------------------------
                                                                 $ 21,021,660
-------------------------------------------------------------------------------


                       See notes to financial statements

New York Municipals Portfolio  as of September 30, 1998

PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited)      Principal
-------------------
                         Amount
           Standard      (000's
Moody's    & Poor's      omitted)   Security                      Value
-------------------------------------------------------------------------------
Lease Revenue/
Certificates of Participation -- 13.3%
-------------------------------------------------------------------------------
 Baa1      BBB+          $ 8,000     New York State Dormitory
                                     Authority, (City
                                     University), 5.625%,
                                     7/1/16                      $  8,807,200

 Baa1      BBB+            5,100     New York State Dormitory
                                     Authority, (City
                                     University),
                                     7.00%, 7/1/09                  6,033,351

 Baa1      BBB+            4,325     New York State Dormitory
                                     Authority, (City
                                     University),
                                     7.50%, 7/1/10                  5,360,189

 Baa1      BBB+            3,380     New York State HFA Health
                                     Facilities, 6.00%, 5/1/06      3,782,085

 NR        BBB             5,865     New York State Thruway
                                     Authority, 0.00%, 1/1/01       5,363,191

 NR        BBB             2,350     New York State Thruway
                                     Authority, 0.00%, 1/1/03       1,970,052

 Baa1      BBB+           27,940     New York State UDC,
                                     5.70%, 4/1/20                 30,989,929

 Baa1      BBB-            1,825     Syracuse-Hancock
                                     International Airport,
                                     6.625%, 1/1/12                 1,961,893
-------------------------------------------------------------------------------
                                                                 $ 64,267,890
-------------------------------------------------------------------------------

Solid Waste -- 2.1%
-------------------------------------------------------------------------------
 Baa1      NR            $ 9,530     New York State EFC,
                                     Resource Recovery,
                                     (Huntington),
                                     7.50%, 10/1/12              $ 10,003,069
-------------------------------------------------------------------------------
                                                                 $ 10,003,069
-------------------------------------------------------------------------------

Special Tax Revenue -- 7.1%
-------------------------------------------------------------------------------
 A3        A+            $14,830     New York State LGAC,
                                     5.00%, 4/1/21               $ 15,245,685

 A3        A+             11,900     New York State LGAC,
                                     5.375%, 4/1/19                12,394,445

 NR        BBB+            2,630     New York State Municipal
                                     Bond Bank Agency, 6.875%,
                                     3/15/06                        2,883,401

 Baa1      BBB+            3,335     Triborough Bridge and
                                     Tunnel Authority,
                                     Convention Center, 6.00%,
                                     1/1/11                         3,790,161
-------------------------------------------------------------------------------
                                                                 $ 34,313,692
-------------------------------------------------------------------------------

Transportation -- 6.3%
-------------------------------------------------------------------------------
 Baa1      BBB+          $ 2,535     Metropolitan
                                     Transportation Authority
                                     of New York, 5.50%, 7/1/14  $  2,707,101

 A1        AA-             1,500     Port Authority of New
                                     York and New Jersey,
                                     (AMT), Variable Rate,
                                     1/15/27/(1)//(2)/              1,708,635

 Baa1      A             $ 4,000     Puerto Rico Highway and
                                     Transportation Authority,
                                     4.75%, 7/1/38               $  3,926,040

 Aa3       A+              5,000     Triborough Bridge and
                                     Tunnel Authority, 5.20%,
                                     1/1/22                         5,125,450

 Aa3       A+             12,080     Triborough Bridge and
                                     Tunnel Authority, 5.50%,
                                     1/1/17                        13,372,439

 Aa3       A+              3,000     Triborough Bridge and
                                     Tunnel Authority, 6.125%,
                                     1/1/21                         3,583,470
-------------------------------------------------------------------------------
                                                                 $ 30,423,135
-------------------------------------------------------------------------------

Water and Sewer -- 2.5%
--------------------------------------------------------------------------------
 A1        A-            $ 7,000     New York City Municipal
                                     Water Finance Authority,
                                     5.25%, 6/15/29              $  7,124,670

 Aa2       A+              4,545     New York State EFC, State
                                     Water Pollution Control,
                                     7.20%, 3/15/11                 4,851,833
--------------------------------------------------------------------------------
                                                                 $ 11,976,503
--------------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.0%
    (identified cost $434,692,716)                               $481,924,378
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative
Minimum Tax.

The Portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1998, 13.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 0.6% to 7.8% of total investments.

/(1)/ Security has been issued as an inverse floater bond.

/(2)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1998, the value of these securities amounted to $33,228,110 or 6.8% of the Portfolio's net assets.

/(3)/ Non-income producing security.

/(4)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

Ohio Municipals Portfolio as of September 30, 1998

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)         Principal
-------------------
                            Amount
           Standard         (000's
Moody's    & Poor's         omitted)     Security                                      Value
------------------------------------------------------------------------------------------------------------
Education -- 0.3%
------------------------------------------------------------------------------------------------------------
Aa         AA                $  550      Ohio State Higher Educational
                                         Facilities, (Case Western University),
                                         6.50%, 10/1/20                                 $    674,905
------------------------------------------------------------------------------------------------------------
                                                                                        $    674,905
------------------------------------------------------------------------------------------------------------

Electric Utilities -- 3.9%
------------------------------------------------------------------------------------------------------------
A1         A+                $1,185      Ohio State Air Quality Development
                                         Authority, 6.10%, 9/1/30                       $  1,290,335

Ba1        BB+                7,000      Ohio State Water Development
                                         Authority, Pollution Control Facilities,
                                         (Cleveland Electric), (AMT),
                                         6.10%, 8/1/20                                     7,356,300

NR         NR                   915      Virgin Islands Water and Power
                                         Authority, 7.40%, 7/1/11                          1,007,937
------------------------------------------------------------------------------------------------------------
                                                                                        $  9,654,572
------------------------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 3.7%
------------------------------------------------------------------------------------------------------------
Aaa        AAA               $1,000      Clermont County, (Mercy Health
                                         System), (AMBAC), Prerefunded to
                                         9/25/01, Variable
                                         Rate, 10/5/21/(1)/                             $  1,200,000

Aaa        NR                 2,905      Greene County, IDA, (Fairview
                                         Extended Care), Prerefunded to
                                         1/1/01, 10.125%, 1/1/11                           3,346,821

A1         NR                 1,750      Lorain, (Lakeland County Hospital),
                                         Escrowed to Maturity,
                                         6.50%, 11/15/12                                   2,021,303

NR         AAA                1,700      Puerto Rico, "RIBS", (AMBAC),
                                         Variable Rate, Prerefunded to
                                         7/1/02, 7.933%, 7/1/15/(1)(2)/                    1,998,554

Aa2        NR                   600      Warren County, (Otterbein Homes),
                                         Prerefunded to 7/1/01,
                                         7.20%, 7/1/11                                       665,736
------------------------------------------------------------------------------------------------------------
                                                                                        $  9,232,414
------------------------------------------------------------------------------------------------------------

General Obligations -- 6.4%
------------------------------------------------------------------------------------------------------------
NR         NR                $3,035      Belmont County, 7.30%, 12/1/12                 $  3,325,783

NR         NR                   800      Mahoning Valley, Sanitation District,
                                         7.80%, 12/15/08                                     870,096

NR         NR                   950      Mahoning Valley, Sanitation District,
                                         7.80%, 12/15/09                                   1,032,650

Baa1       A                  1,075      Puerto Rico, 0.00%, 7/1/16                          463,938

Aa2        NR                $1,250      Rocky River City School District,
                                         5.375%, 12/1/17                                $  1,354,925

NR         NR                 1,000      Tuscarawas Public Library
                                         Improvement, 6.90%, 12/1/11                       1,075,330

NR         NR                 6,855      Youngstown, 7.35%, 7/1/05                         7,843,011
------------------------------------------------------------------------------------------------------------
                                                                                        $ 15,965,733
------------------------------------------------------------------------------------------------------------

Hospital -- 18.7%
------------------------------------------------------------------------------------------------------------
NR         AAA               $1,000      Allen County, LIMA Convalescent
                                         Home Foundation (GNMA),
                                         6.40%, 1/1/21                                  $  1,069,540

Baa3       BBB-               1,000      Butler County, (Hamilton-Hughe
                                         Hospital),  7.50%, 1/1/10                         1,087,020

A1         A                  2,100      Cuyahoga County, (Fairview General
                                         Hospital), 6.25%, 8/15/10                         2,305,758

Aa         AA                 4,450      Cuyahoga County, (University
                                         Hospitals Health System),
                                         6.00%, 1/15/22                                    4,763,325

Aa         AA                   750      Cuyahoga County, (University
                                         Hospitals Health System),
                                         6.50%, 1/15/19                                        817,118

NR         A                  3,280      Defiance, (Defiance Hospital),
                                         7.625%, 11/1/03                                     3,338,220

Baa2       BBB+               1,000      East Liverpool, (City Hospital),
                                         8.00%, 10/1/21                                      1,093,950

A          A                  4,000      Erie County, (Firelands Community
                                         Hospital), 6.75%, 1/1/08                            4,381,800

Aa         NR                 3,000      Franklin County, (Children's
                                         Hospital), 6.60%, 5/1/13                            3,315,270

A          A                  1,015      Garfield Heights,
                                         (Marymount Hospital),
                                         6.65%, 11/15/11                                     1,118,205

A          A                  1,000      Garfield Heights,
                                         (Marymount Hospital),
                                         6.70%, 11/15/15                                     1,103,150

A2         A                  5,115      Hamilton County, (Bethesda
                                         Hospital, Inc.), 6.25%,
                                         1/1/12                                              5,599,595

Aa2        NR                 1,000      Hamilton County, (Wesley
                                         Hall), 6.50%, 3/1/15                                1,123,930

Baa2       BBB                3,800      Miami, (Upper Valley
                                         Medical Center), 6.375%,
                                         5/15/26                                             4,116,692

NR         NR                 9,305      Mt. Vernon, (Knox
                                         Community Hospital),
                                         7.875%, 6/1/12                                      9,515,850

NR         A-                 1,000      Parma Hospital Improvement
                                         Revenue, (Parma Community
                                         General Hospital
                                         Association), 5.35%,
                                         11/1/18                                             1,020,940

                       See notes to financial statements

Ohio Municipals Portfolio as of September 30, 1998

Ratings (Unaudited) Principal
-------------------
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                     Value
-------------------------------------------------------------------------------
Hospital  (continued)
-------------------------------------------------------------------------------
NR        A-          $1,000   Parma Hospital Improvement
                               Revenue, (Parma Community
                               General Hospital
                               Association), 5.375%,
                               11/1/29                      $   1,024,540
-------------------------------------------------------------------------------
                                                            $  46,794,903
-------------------------------------------------------------------------------

Housing -- 15.1%
-------------------------------------------------------------------------------
Aa        NR        $1,300     Clermont County, (SEM
                               Laurels), (FHA), 6.00%,
                               9/1/20                       $   1,373,112

NR        NR         2,990     Cuyahoga County, (Rolling
                               Hills Apts.), (AMT),
                               8.00%, 1/1/28                    3,049,381

Aa        NR         2,500     Franklin County MFMR,
                               (Tuttle Park), (FHA),
                               (AMT),
                               6.50%, 3/1/26                    2,762,525

Aa        NR         5,985     Franklin County MFMR,
                               (Tuttle Park), (FHA),
                               (AMT),
                               6.60%, 3/1/36                    6,609,714

Aa        NR         3,645     Franklin County, (Hamilton
                               Creek Apartments) (FHA),
                               (AMT),
                               5.55%, 7/1/24                    3,699,967

Aa        NR         1,000     Franklin County, (Hamilton
                               Creek Apartments) (FHA),
                               (AMT),
                               5.80%, 7/1/14                    1,041,300

Aaa       NR         2,500     Kent MFMR, (Silver
                               Meadows), (GNMA), (AMT),
                               7.30%, 12/20/36                  2,867,125

NR        NR         2,965     Lucas County, (Country
                               Creek), (AMT), 8.00%,
                               7/1/26                           2,998,475

Aaa       AAA          835     Ohio HFA SFMR, (GNMA),
                               (AMT), Variable Rate,
                               3/31/31/(1)/                       939,375

Aa        A          1,000     Ohio HFA, (Aristocrat),
                               (FHA), (AMT), 7.30%, 8/1/31      1,061,400

NR        AAA        3,310     Ohio HFA, Residential,
                               (GNMA), (AMT), 6.375%,
                               3/1/25                           3,556,430

NR        AAA        4,595     Ohio HFA, Residential,
                               (GNMA), (AMT), 6.70%,
                               3/1/25                           4,978,039

Baa3      BBB        2,925     Puerto Rico Urban Renewal
                               and Housing Corp., 0.00%,
                               10/1/99                          2,825,258
--------------------------------------------------------------------------------
                                                            $  37,762,101
--------------------------------------------------------------------------------

Industrial Development Revenue -- 13.1%
--------------------------------------------------------------------------------
Aa        NR        $2,000     Cuyahoga, IDR, (Chippewa
                               Place), 6.60%, 8/1/15        $   2,161,020
--------------------------------------------------------------------------------

Industrial Development Revenue (continued)
--------------------------------------------------------------------------------
Baa1      NR        $3,750     Ohio Air Quality
                               Development Authority,
                               (Ashland Oil, Inc.),
                               6.85%, 4/1/10                $   4,014,263

NR        A-           535     Ohio Economic Development
                               Commission, (Burrows Paper
                               Corp.) (AMT), 7.625%,
                               6/1/11                             586,702

NR        A-           230     Ohio Economic Development
                               Commission, (Cheryl &
                               Co.), (AMT), 5.50%, 12/1/04        249,534

NR        A-           530     Ohio Economic Development
                               Commission, (Cheryl &
                               Co.), (AMT), 5.90%, 12/1/09        581,855

NR        A-         1,565     Ohio Economic Development
                               Commission, (Consolidated
                               Biscuit), (AMT), 7.00%,
                               12/1/09                          1,776,040

NR        A-         3,160     Ohio Economic Development
                               Commission, (J J & W LP),
                               (AMT), 6.70%, 12/1/14            3,551,935

NR        BB         1,020     Ohio Economic Development
                               Commission, (Kmart Corp.),
                               6.75%, 5/15/07                   1,103,099

NR        A-           750     Ohio Economic Development
                               Commission, (Luigino's,
                               Inc.), (AMT), 6.85%, 6/1/01        751,950

NR        A-         1,525     Ohio Economic Development
                               Commission, (Progress
                               Plastic Products), (AMT),
                               7.80%, 12/1/09                   1,806,973

NR        A-           575     Ohio Economic Development
                               Commission, (Progress
                               Plastics Products), (AMT),
                               6.80%, 12/1/01                     603,049

NR        A-         1,000     Ohio Economic Development
                               Commission, (Royal
                               Appliance Manufacturing
                               Co.), (AMT),
                               7.625%, 12/1/11                  1,103,460

NR        A-           680     Ohio Economic Development
                               Commission, (Royal
                               Appliance Manufacturing
                               Co.), (AMT),
                               7.625%, 12/1/11                    750,353

NR        A-           880     Ohio Economic Development
                               Commission, (VSM Corp.),
                               (AMT), 7.375%, 12/1/11             964,638

Aa3       AA         1,000     Ohio Pollution Control,
                               (Standard Oil Co.), 6.75%,
                               12/1/15                          1,240,310

                       See notes to financial statements

Ohio Municipals Portfolio as of September 30, 1998

PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited)   Principal
------------------
                       Amount
          Standard     (000's
Moody's   & Poor's     omitted)     Security                                 Value
----------------------------------------------------------------------------------------

Industrial Development Revenue (continued)
----------------------------------------------------------------------------------------
NR           NR        $   3,000    Ohio Solid Waste Revenue, (Republic
                                    Engineered Steels, Inc.), (AMT),
                                    9.00%, 6/1/21                          $   3,261,270

Baa2         BBB           3,805    Ohio Water Development Authority,
                                    (Union Carbide Corp.), 5.50%, 1/15/07      3,808,463

Baa3         BBB-          4,000    Puerto Rico Port Authority, (American
                                    Airlines), (AMT), 6.25%, 6/1/26            4,365,680
----------------------------------------------------------------------------------------
                                                                           $  32,680,594
----------------------------------------------------------------------------------------

Insured-Education -- 0.4%
----------------------------------------------------------------------------------------
Aaa          AAA       $   1,000    Ohio Higher Education Facilities,
                                    (University of Dayton), (FGIC),
                                     5.80%, 12/1/14                        $   1,090,890
----------------------------------------------------------------------------------------
                                                                           $   1,090,890
----------------------------------------------------------------------------------------

Insured-Electric Utilities -- 5.6%
----------------------------------------------------------------------------------------
Aaa          AAA       $   1,650    Cleveland Public Power System, (MBIA),
                                    7.00%, 11/15/17                        $   1,823,366

Aaa          AAA           7,250    Cleveland, Public Power System, (MBIA),
                                    5.00%, 11/15/20                            7,298,285

Aaa          AAA           2,000    Cuyahoga County Utility Systems,
                                    (Medical Center Co.), (MBIA), (AMT),
                                    6.10%, 8/15/15                             2,189,960

Aaa          AAA           2,300    Puerto Rico Electric Power Authority,
                                    "STRIPES", (FSA), Variable
                                    Rate, 7/1/02/(1)/                          2,596,125
----------------------------------------------------------------------------------------
                                                                           $  13,907,736
----------------------------------------------------------------------------------------

Insured-General Obligations -- 1.4%
----------------------------------------------------------------------------------------
Aaa          AAA       $   3,000    Puerto Rico, (FSA), Variable
                                    Rate, 7/1/22/(1)(2)/                   $   3,468,750
----------------------------------------------------------------------------------------
                                                                           $   3,468,750
----------------------------------------------------------------------------------------

Insured-Hospital -- 7.6%
----------------------------------------------------------------------------------------
Aaa          AAA       $   1,000    East Liverpool, (City Hospital),
                                    (FSA), 5.00%, 10/1/21                  $   1,002,020

Aaa          AAA           1,250    Mahoning County Hospital Facilities
                                    Revenue, (Forum Health), (MBIA),
                                    5.00%, 11/15/17                            1,258,950

Ratings (Unaudited)   Principal
------------------
                       Amount
          Standard     (000's
Moody's   & Poor's     omitted)     Security                                 Value
----------------------------------------------------------------------------------------
Insured-Hospital (continued)
Aaa          AAA       $   2,750    Mansfield, (Mansfield General
                                    Hospital), (AMBAC), 6.70%, 12/1/09     $   3,015,568

Aaa          AAA           5,000    Middleburg Heights, (Southwestern
                                    General), (FSA), 5.75%, 8/15/21            5,484,300

Aaa          AAA           1,000    Montgomery County, (Miami Valley
                                    Hospital), (AMBAC), 6.25%, 11/15/16        1,097,890

Aaa          AAA           6,565    Portage County, (Robinson Memorial
                                    Hospital), (MBIA), 5.80%, 11/15/15         7,192,023
----------------------------------------------------------------------------------------
                                                                           $  19,050,751
----------------------------------------------------------------------------------------

Insured-Housing -- 2.9%
----------------------------------------------------------------------------------------
Aaa          AAA       $   1,100    Ohio Capital Corp., (Horizon Apts.),
                                    (FHA), (MBIA), 6.50%, 1/1/23           $   1,159,312

Aaa          AAA           6,000    Ohio Capital Corp., (Section 8),
                                    (FHA), (MBIA), 5.30%, 1/1/24               6,036,840
----------------------------------------------------------------------------------------
                                                                           $   7,196,152
----------------------------------------------------------------------------------------

Insured-Lease Revenue / Certificates of Participation -- 1.0%

----------------------------------------------------------------------------------------
Aaa          AAA       $   2,500    University of Cincinnati, (MBIA),
                                    5.125%, 6/1/24                         $   2,527,725
----------------------------------------------------------------------------------------
                                                                           $   2,527,725
----------------------------------------------------------------------------------------

Insured-Special Tax Revenue -- 0.5%
----------------------------------------------------------------------------------------
Aaa          AAA       $   2,110    Hudson Local School District, (FGIC),
                                    0.00%, 12/15/09                        $   1,309,761
----------------------------------------------------------------------------------------
                                                                           $   1,309,761
----------------------------------------------------------------------------------------

Insured-Transportation -- 3.7%
----------------------------------------------------------------------------------------
Aaa          AAA       $   7,000    Columbus Municipal Airport Authority,
                                    (AMBAC), 5.00%, 1/1/28                 $   7,014,420

Aaa          AAA           2,000    Ohio State Airline Quality Development
                                    Authority, (JMG Funding), (AMBAC),
                                    5.625%,  10/1/22                           2,128,920
----------------------------------------------------------------------------------------
                                                                           $   9,143,340
----------------------------------------------------------------------------------------

                       See notes to financial statements

Ohio Municipals Portfolio as of September 30, 1998

PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited)   Principal
------------------
                       Amount
          Standard     (000's
Moody's   & Poor's     omitted)     Security                                 Value
----------------------------------------------------------------------------------------
Insured-Water and Sewer -- 1.0%
----------------------------------------------------------------------------------------
Aaa          NR        $   2,500    Alliance Water Works Revenue, (MBIA),
                                    5.00%, 11/15/20                        $   2,517,900
----------------------------------------------------------------------------------------
                                                                           $   2,517,900
----------------------------------------------------------------------------------------

Lease Revenue /
Certificates of Participation -- 0.4%
----------------------------------------------------------------------------------------
A2           A+        $   1,000    University of Cincinnati, 6.50%,
                                    12/1/11                                $   1,101,640
----------------------------------------------------------------------------------------
                                                                           $   1,101,640
----------------------------------------------------------------------------------------

Nursing Home -- 6.8%
----------------------------------------------------------------------------------------
NR           NR        $   2,000    Cuyahoga County Health Care
                                    Facilities, (Benjamin Rose Institute),
                                    5.50%, 12/1/17                         $   2,017,280

NR           NR            2,855    Cuyahoga County Health Care
                                    Facilities, (Benjamin Rose Institute),
                                    5.50%,12/1/28                              2,860,681

Aaa          NR            1,305    Cuyahoga County, (Maple Care Center),
                                    (GNMA), (AMT), 8.00%, 8/20/16              1,611,518

NR            AAA          1,205    North Canton Health Care Facilities,
                                    (St. Luke Lutheran), (GNMA), 6.10%,
                                    9/20/16                                    1,371,338

NR           AAA           6,455    North Canton Health Care Facilities,
                                    (St. Luke Lutheran), (GNMA), 9.55%,
                                    3/20/32                                    9,084,185
----------------------------------------------------------------------------------------
                                                                           $  16,945,002
----------------------------------------------------------------------------------------

Senior Living / Life Care -- 2.1%
----------------------------------------------------------------------------------------
Aa           NR        $   1,990    Franklin County, (Kensington Place),
                                    6.75%, 1/1/34/(3)/                     $   2,119,151

Aa2          NR            1,000    Hamilton County, (Hospital - Episcopal
                                    Retirement Home), 6.80%, 1/1/08            1,085,500

NR           BBB-          1,800    Marion, Health Care,(United Church
                                    Home), 6.30%, 11/15/15                     1,918,548
----------------------------------------------------------------------------------------
                                                                           $   5,123,199
----------------------------------------------------------------------------------------

Solid Waste -- 1.6%
----------------------------------------------------------------------------------------
P-1          BBB       $   4,000    Ohio State Solid Waste Disposal
                                    Revenue, (USG Corp.), (AMT), 5.60%,
                                    8/1/32                                 $   4,073,080
----------------------------------------------------------------------------------------
                                                                           $   4,073,080
----------------------------------------------------------------------------------------

Ratings (Unaudited)   Principal
------------------
                       Amount
          Standard     (000's
Moody's   & Poor's     omitted)     Security                                   Value
--------------------------------------------------------------------------------------------
Transportation -- 3.4%
--------------------------------------------------------------------------------------------
Baa1         A         $   3,000    Puerto Rico Highway and Transportation
                                    Authority, 4.75%, 7/1/38                 $     2,944,530

Baa1         A               250    Puerto Rico Highway and Transportation
                                    Authority, 5.00%, 7/1/36                         256,665

Baa1         A             2,000    Puerto Rico Highway and Transportation
                                    Authority, 5.00%, 7/1/38                       1,987,860
Baa1         A             3,000    Puerto Rico Highway and Transportation
                                    Authority, 6.625%, 7/1/12                      3,304,380
--------------------------------------------------------------------------------------------
                                                                             $     8,493,435
--------------------------------------------------------------------------------------------

Water and Sewer -- 0.4%
--------------------------------------------------------------------------------------------
NR           NR        $   1,000    Vermilion Water, 7.25%, 8/15/15          $     1,064,490
--------------------------------------------------------------------------------------------
                                                                             $     1,064,490
--------------------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $230,144,643)                                           $   249,779,073
--------------------------------------------------------------------------------------------


AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the the risk associated with such economic developments, at September 30, 1998, 25.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 1.0% to 12.8% of total investments.

/1/ Security has been issued as an inverse floater bond.
/2/ Security exempt from registration under Rule 144A of the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1998, the value of these securities amounted to $5,467,304 or 2.1% of the Portfolio's net assets.
/3/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

Rhode Island Municipals Portfolio as of September 30, 1998

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)             Principal
-------------------
                                Amount
                     Standard   (000's
Moody's              & Poor's   omitted)          Security                                                Value
---------------------------------------------------------------------------------------------------------------------------------
Education -- 2.0%
---------------------------------------------------------------------------------------------------------------------------------
A                    NR         $  750            Rhode Island Student Loan
                                                  Authority, (AMT), 5.60%, 12/1/12                        $   810,713
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                          $   810,713
---------------------------------------------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 0.7%
---------------------------------------------------------------------------------------------------------------------------------
NR                   AAA        $  250            Puerto Rico, "RIBS", (AMBAC),
                                                  Variable Rate, Prerefunded to
                                                  7/1/02, 7.933%, 7/1/15/(1)//(2)/                        $   293,905
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                          $   293,905
---------------------------------------------------------------------------------------------------------------------------------

General Obligations -- 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Baa1                 A          $  225            Puerto Rico, 0.00%, 7/1/16                              $    97,103
Baa1                 A           1,000            Puerto Rico Public Buildings Authority,
                                                  5.25%, 7/1/21                                             1,028,480
Baa1                 A-            230            Rhode Island Depositors Economic
                                                  Protection Corp., 5.75%, 8/1/21                             259,509
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                          $ 1,385,092
---------------------------------------------------------------------------------------------------------------------------------

Hospital -- 9.2%
---------------------------------------------------------------------------------------------------------------------------------
NR                   AA         $1,500            Rhode Island HEFA, (Landmark
                                                  Medical Center), 5.875%, 10/1/19                        $ 1,594,275
A3                   A-          1,250            Rhode Island HEFA, (South County
                                                  Hospital), 5.75%, 11/15/26                                1,338,550
Baa3                 BBB           830            Rhode Island HEFA, (Westerly
                                                  Hospital), 6.00%, 7/1/14                                    871,425
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                          $ 3,804,250
---------------------------------------------------------------------------------------------------------------------------------

Housing -- 16.1%
---------------------------------------------------------------------------------------------------------------------------------
NR                   AAA        $  500            Guam Housing Corp., Single Family,
                                                  5.75%, 9/1/31                                           $   547,305
Aa2                  AA+         1,740            Rhode Island Housing and Mortgage
                                                  Finance Corp., (AMT),
                                                  6.60%, 10/1/25                                            1,872,866
Aa2                  AA+           100            Rhode Island Housing and Mortgage
                                                  Finance Corp., (AMT),
                                                  6.70%, 10/1/12                                              107,267
Aa2                  AA+           875            Rhode Island Housing and Mortgage
                                                  Finance Corp., (AMT),
                                                  6.80%, 10/1/25                                              934,903
Aa2                  AA+        $1,000            Rhode Island Housing and Mortgage
                                                  Finance Corp., (AMT),
                                                  7.10%, 10/1/23                                          $ 1,051,920
Aa2                  AA+         2,000            Rhode Island Housing and Mortgage
                                                  Finance Corp., (AMT),
                                                  7.55%, 10/1/22                                            2,128,900
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                          $ 6,643,161
---------------------------------------------------------------------------------------------------------------------------------

Industrial Development Revenue -- 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Baa3                 BBB-       $  500            Puerto Rico Port Authority, (American
                                                  Airlines), (AMT), 6.30%, 6/1/23                         $   538,140
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                          $   538,140
---------------------------------------------------------------------------------------------------------------------------------

Insured-Education -- 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Aaa                  AAA        $  400            Rhode Island HEFA, (Roger Williams),
                                                  (AMBAC), 5.00%, 11/15/28                                $   397,816
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                          $   397,816
---------------------------------------------------------------------------------------------------------------------------------

Insured-Electric Utilities -- 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Aaa                  AAA        $1,750            Puerto Rico Electric Power Authority,
                                                  (MBIA), (IBC), 0.00%, 7/1/17                            $   733,635
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                          $   733,635
---------------------------------------------------------------------------------------------------------------------------------

Insured-General Obligations -- 15.2%
---------------------------------------------------------------------------------------------------------------------------------
Aaa                  AAA        $1,500            Kent County Water Authority,
                                                  (MBIA), 6.35%, 7/15/14                                  $ 1,688,160
Aaa                  AAA           500            Providence, Public Building Authority,
                                                  (School and Public Facilities Projects),
                                                  (FSA), 5.00%, 12/15/18                                      502,460
Aaa                  AAA           500            Rhode Island Depositors Economic
                                                  Protection Corp., (MBIA),
                                                  5.80%, 8/1/09                                               572,560
Aaa                  AAA         1,000            Rhode Island Depositors Economic
                                                  Protection Corp., (MBIA),
                                                  5.80%, 8/1/12                                             1,143,310
Aaa                  AAA           375            Rhode Island State Consolidated
                                                  Capital Development, (FGIC),
                                                  4.75%, 9/1/17                                               374,291
Aaa                  AAA         1,000            Rhode Island State Economic
                                                  Development Corp., (FSA),
                                                  5.00%, 7/1/23                                               999,220

                       See notes to financial statements

RHODE ISLAND MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)                  Principal
-------------------
                                     Amount
                     Standard        (000's
Moody's              & Poor's        omitted)           Security                                    Value
---------------------------------------------------------------------------------------------------------------------------------
Insured-General Obligations (continued)
---------------------------------------------------------------------------------------------------------------------------------
Aaa                  AAA             $1,000              Rhode Island State Economic
                                                         Development Corp., (FSA),
                                                         5.00%, 7/1/28                               $   997,620
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $ 6,277,621
---------------------------------------------------------------------------------------------------------------------------------

Insured-Hospital -- 15.5%
---------------------------------------------------------------------------------------------------------------------------------
Aaa                  AAA             $2,700              Rhode Island HEFA, (Lifespan),
                                                         (MBIA), 5.25%, 5/15/26                      $ 2,751,597
Aaa                  AAA              3,350              Rhode Island HEFA, (Lifespan),
                                                         (MBIA), 5.75%, 5/15/23                        3,628,218
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $ 6,379,815
---------------------------------------------------------------------------------------------------------------------------------

Insured-Housing -- 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Aaa                  AAA             $1,075              Villa Excelsior Housing Development
                                                         Corp. Mortgage, (MBIA),
                                                         6.75%, 1/1/19                               $ 1,171,137
Aaa                  AAA                500              Villa Excelsior Housing Development
                                                         Corp. Mortgage, (MBIA),
                                                         6.85%, 1/1/24                                   544,565
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $ 1,715,702
---------------------------------------------------------------------------------------------------------------------------------

Insured-Special Tax Revenue -- 13.2%
---------------------------------------------------------------------------------------------------------------------------------
Aaa                  AAA             $3,000              Convention Center Authority of Rhode
                                                         Island, (MBIA), 5.00%, 5/15/20              $ 3,004,110
Aaa                  AAA              2,300              Convention Center Authority of Rhode
                                                         Island, (MBIA), 5.25%, 5/15/15                2,457,067
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $ 5,461,177
---------------------------------------------------------------------------------------------------------------------------------

Insured-Water and Sewer -- 4.4%
---------------------------------------------------------------------------------------------------------------------------------
Aaa                  AAA             $  750              Rhode Island Clean Water, Safe
                                                         Drinking Water,
                                                         (AMBAC), 6.70%, 1/1/15                      $   866,145
Aaa                  AAA                350              Rhode Island Clean Water, Water
                                                         Pollution Control, (MBIA),
                                                         5.40%, 10/1/15                                  379,540
Aaa                  AAA                500              Rhode Island Clean Water, Water
                                                         Pollution Control, (MBIA),
                                                         5.85%, 10/1/09                                  553,700
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $ 1,799,385
---------------------------------------------------------------------------------------------------------------------------------

Nursing Home -- 1.8%
---------------------------------------------------------------------------------------------------------------------------------
NR                   NR              $  725              Rhode Island HEFA, (Steere House),
                                                         5.80%, 7/1/20                               $   750,150
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $   750,150
---------------------------------------------------------------------------------------------------------------------------------

Senior Living / Life Care -- 2.6%
----------------------------------------------------------------------------------------------------------------------------------
NR                   NR              $1,000              Rhode Island HEFA, (Tockwotton
                                                         Home), 6.25%, 8/15/22                       $ 1,070,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $ 1,070,250
---------------------------------------------------------------------------------------------------------------------------------

Special Tax Revenue -- 4.2%
---------------------------------------------------------------------------------------------------------------------------------
Baa3                 BBB-            $1,500              Providence Special Obligation Tax
                                                         Increment Bonds, 7.65%, 6/1/16              $ 1,727,415
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $ 1,727,415
---------------------------------------------------------------------------------------------------------------------------------

Transportation -- 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Baa1                 A               $1,500              Puerto Rico Highway and
                                                         Transportation Authority,
                                                         4.75%, 7/1/38                               $ 1,472,265
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $ 1,472,265
--------------------------------------------------------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $37,839,301)                                                                    $41,260,492
---------------------------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Rhode Island municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1998, 55.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 0.9% to 45.1% of total investments.

/(1)/ Security has been issued as an inverse floater bond.
/(2)/ Security exempt from registration under Rule 144A of the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1998, the value of these securities amounted to $293,905 or 0.7% of the Portfolio's net assets.


                       See notes to financial statements

WEST VIRGINIA MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)                  Principal
------------------
                                      Amount
                     Standard         (000's
Moody's              & Poor's         omitted)         Security                                      Value
---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities -- 11.7%
---------------------------------------------------------------------------------------------------------------------------------
A2                   A               $2,000            Harrison PCR, (Monongahela Power
                                                       Co. Harrison Station), (AMT),
                                                       6.75%, 8/1/24                                 $ 2,245,999
Baa1                 BBB+             1,000            Mason PCR, (Appalacian Power Co.),
                                                       6.85%, 6/1/22                                   1,098,190
Baa1                 BBB+               855            Puerto Rico Electric Power Authority,
                                                       0.00%, 7/1/17                                     351,927
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $ 3,696,116
--------------------------------------------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 3.3%
--------------------------------------------------------------------------------------------------------------------------------
Aaa                  AAA             $2,500            Kanawha-Putnam Single Family
                                                       Mortgage, (AMBAC), Escrowed to
                                                       Maturity, 0.00%, 12/1/16                      $ 1,037,400
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $ 1,037,400
--------------------------------------------------------------------------------------------------------------------------------

General Obligations -- 1.3%
--------------------------------------------------------------------------------------------------------------------------------
Baa1                 A               $  500            Puerto Rico, 0.00%, 7/1/16                    $   215,785
Baa1                 A                  500            Puerto Rico, 0.00%, 7/1/18                        194,410
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $   410,195
--------------------------------------------------------------------------------------------------------------------------------

Hospital -- 10.3%
---------------------------------------------------------------------------------------------------------------------------------
NR                   BBB+            $1,250            Berkeley Building Commission, (City
                                                       Hospital), 6.50%, 11/1/22                     $ 1,349,013
Baa1                 BBB+               250            Princeton, (Community Hospital),
                                                       6.00%, 5/1/18                                     260,385
A1                   NR                 500            West Virginia HFA, (Charleston Area
                                                       Medical Center), 6.50%, 9/1/16                    544,210
A1                   NR               1,000            West Virginia HFA, (Charleston Area
                                                       Medical Center), 6.50%, 9/1/23                  1,086,390
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $ 3,239,998
--------------------------------------------------------------------------------------------------------------------------------

Housing -- 1.6%
-------------------------------------------------------------------------------------------------------------------------------
Aa1                  AA+             $  500            West Virginia State Housing
                                                       Development Fund, (AMT),
                                                       5.70%, 11/1/17                                $   521,265
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $   521,265
-------------------------------------------------------------------------------------------------------------------------------

Industrial Development Revenue -- 9.2%
------------------------------------------------------------------------------------------------------------------------------
NR                   A-              $1,375            Jefferson, (Royal Venders, Inc.),
                                                       (AMT), 5.90%, 8/1/04                          $ 1,464,760
Baa2                 NR                 300            Kanawha, (Union Carbide Chemicals
                                                       and Plastics Co.), (AMT),
                                                       8.00%, 8/1/20                                     322,497
NR                   NR               1,000            Upshur Solid Waste, (TJI), (AMT),
                                                       7.00%, 7/15/25                                  1,128,800
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $ 2,916,057
-------------------------------------------------------------------------------------------------------------------------------

Insured-Education -- 10.1%
-------------------------------------------------------------------------------------------------------------------------------
Aaa                  AAA             $1,000            West Virginia State University System,
                                                       (AMBAC), 5.75%, 4/1/16                        $ 1,088,340
Aaa                  AAA                550            West Virginia State University System,
                                                       (AMBAC), 6.00%, 4/1/12                            603,284
Aaa                  AAA                500            West Virginia University, (AMBAC),
                                                       5.00%, 5/1/22                                     501,035
Aaa                  AAA              1,000            West Virginia University, (AMBAC),
                                                       5.00%, 5/1/27                                   1,002,140
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $ 3,194,799
--------------------------------------------------------------------------------------------------------------------------------

Insured-Electric Utilities -- 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Aaa                  AAA             $  700            Marshall PCR, (Ohio Power Kammer
                                                       Plant), (MBIA), 5.45%, 7/1/14                 $   742,448
Aaa                  AAA                250            Puerto Rico Electric Power Authority,
                                                       "STRIPES", (FSA), Variable
                                                       Rate, 7/1/03/(1)/                                 290,313
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $ 1,032,761
---------------------------------------------------------------------------------------------------------------------------------

Insured-General Obligations -- 7.0%
--------------------------------------------------------------------------------------------------------------------------------
Aaa                  AAA             $1,000            West Virginia State Roads, (FGIC),
                                                       4.50%, 6/1/23                                 $   953,360
Aaa                  AAA                150            West Virginia, (FGIC),
                                                       5.25%, 11/1/26                                    154,554
Aaa                  AAA              1,000            West Virginia, (FGIC),
                                                       5.75%, 11/1/21                                  1,098,360
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $ 2,206,274
--------------------------------------------------------------------------------------------------------------------------------

Insured-Hospital -- 11.6%
--------------------------------------------------------------------------------------------------------------------------------
Aaa                  AAA             $1,300            West Virginia HFA, (Cabell Huntington
                                                       Hospital), (AMBAC),
                                                       6.25%, 1/1/19                                 $ 1,442,324

                       See notes to financial statements

WEST VIRGINIA MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited)                  Principal
------------------
                                      Amount
                     Standard         (000's
Moody's              & Poor's         omitted)         Security                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Insured-Hospital (continued)
-----------------------------------------------------------------------------------------------------------------------------------
Aaa                  AAA             $  850            West Virginia HFA, (Charleston Area
                                                       Medical Center), (MBIA),
                                                       5.75%, 9/1/13                                 $   933,309
Aaa                  AAA              1,200            West Virginia HFA, (Linked Bulls &
                                                       Bears), (MBIA), 6.10%, 1/1/18                   1,293,528
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $ 3,669,161
----------------------------------------------------------------------------------------------------------------------------------

Insured-Lease Revenue / Certificates of Participation -- 1.7%
----------------------------------------------------------------------------------------------------------------------------------
Aaa                  AAA             $  500            West Virginia School Building
                                                       Authority, (AMBAC), 5.60%, 7/1/17             $   544,680
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $   544,680
----------------------------------------------------------------------------------------------------------------------------------

Insured-Senior Living / Life Care -- 3.6%
----------------------------------------------------------------------------------------------------------------------------------
Aaa                  NR              $1,100            Harrison County Building Commission,
                                                       (Maplewood Retirement), (AMBAC),
                                                       5.25%, 4/1/28                                 $ 1,124,321
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $ 1,124,321
---------------------------------------------------------------------------------------------------------------------------------

Insured-Transportation -- 2.5%
----------------------------------------------------------------------------------------------------------------------------------
Aaa                  AAA             $1,000            West Virginia Parkways Economic
                                                       Development and Tourism Authority
                                                       (FGIC), 0.00%, 5/15/04                        $   800,730
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $   800,730
---------------------------------------------------------------------------------------------------------------------------------

Insured-Water and Sewer -- 13.7%
---------------------------------------------------------------------------------------------------------------------------------
Aaa                  AAA             $  250            Berkeley Public Service District Sewer,
                                                       (MBIA), 5.75%, 10/1/25                        $   274,610
Aaa                  AAA                500            Crab Orchard Public Service District,
                                                       (AMBAC), 5.50%, 10/1/25                           532,660
Aaa                  AAA              1,500            Parkersburg Waterworks and Sewer,
                                                       (FSA), 5.80%, 9/1/19                            1,652,595
Aaa                  AAA              1,000            West Virginia Water Development,
                                                       (Loan Program II), (FSA),
                                                       5.25%, 11/1/35                                  1,022,060
Aaa                  AAA                750            West Virginia Water Development,
                                                       (Loan Program II), (FSA),
                                                       6.00%, 11/1/14                                    837,968
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $ 4,319,893
--------------------------------------------------------------------------------------------------------------------------------

Nursing Home -- 2.3%
---------------------------------------------------------------------------------------------------------------------------------
NR                   NR              $  705            Kanawha, (Beverly Enterprises),
                                                       7.25%, 11/1/04                                $   726,904
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $   726,904
---------------------------------------------------------------------------------------------------------------------------------

Solid Waste -- 6.8%
---------------------------------------------------------------------------------------------------------------------------------
A2                   A               $2,000            Braxton County, (Weyerhaeuser Co.),
                                                       (AMT), 5.80%, 6/1/27/(2)/                     $ 2,136,579
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $ 2,136,579
---------------------------------------------------------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $28,916,100)                                                                    $31,577,133
---------------------------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by West Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1998, 56.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 9.5% to 24.9% of total investments.

/(1)/ Security has been issued as an inverse floater bond.

/(2)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of September 30, 1998

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

As of September 30, 1998

                                               California           Florida          Massachusetts       Mississippi
                                               Portfolio           Portfolio           Portfolio          Portfolio
----------------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                        $    263,561,693     $   399,089,975     $  219,810,305    $    18,269,091
   Unrealized appreciation                      44,689,578          45,231,952         26,476,507          2,137,293
----------------------------------------------------------------------------------------------------------------------
Investments, at value                     $    308,251,271     $   444,321,927     $  246,286,812    $    20,406,384
----------------------------------------------------------------------------------------------------------------------
Cash                                      $      3,597,638     $        70,159     $    1,266,847    $            26
Receivable for investments sold                         --           4,119,173            556,000             10,271
Interest receivable                              4,249,052           7,805,147          3,649,087            365,437
----------------------------------------------------------------------------------------------------------------------
Total assets                              $    316,097,961     $   456,316,406     $  251,758,746    $    20,782,118
----------------------------------------------------------------------------------------------------------------------


Liabilities
----------------------------------------------------------------------------------------------------------------------
Payable for investments purchased         $             --                  --     $    1,011,806    $            --
Payable for when-issued securities               3,936,240                  --                 --                 --
Demand note payable                                     --                  --                 --             29,000
Payable for daily variation margin
   on open financial futures contracts             137,896             290,460                 --              8,231
Payable to affiliate for Trustees' fees                 97               1,920                 86                 --
Other accrued expenses                              15,045               4,206             20,402              5,223
----------------------------------------------------------------------------------------------------------------------
Total liabilities                         $      4,089,278     $       296,586     $    1,032,294    $        42,454
----------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors'
   interest in Portfolio                  $    312,008,683     $   456,019,820     $  250,726,452    $    20,739,664
----------------------------------------------------------------------------------------------------------------------


Sources of Net Assets
----------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals          $    267,695,304     $   411,186,748     $  224,249,945    $    18,625,312
Net unrealized appreciation
   (computed on the basis of
   identified cost)                             44,313,379          44,833,072         26,476,507          2,114,352
----------------------------------------------------------------------------------------------------------------------
Total                                     $    312,008,683     $   456,019,820     $  250,726,452    $    20,739,664
----------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Assets and Liabilities

As of September 30, 1998


                                                 New York           Ohio           Rhode Island      West Virginia
                                                 Portfolio        Portfolio          Portfolio          Portfolio
----------------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                              $434,692,716        $230,144,643        $37,839,301        $28,916,100
   Unrealized appreciation                        47,231,662          19,634,430          3,421,191          2,661,033
----------------------------------------------------------------------------------------------------------------------
Investments, at value                           $481,924,378        $249,779,073        $41,260,492        $31,577,133
----------------------------------------------------------------------------------------------------------------------
Cash                                              $1,335,777          $1,528,368           $ 24,289          $     111
Receivable for investments sold                      510,000                  --             10,000                 --
Interest receivable                                7,765,085           3,834,005            781,844            469,491
----------------------------------------------------------------------------------------------------------------------
Total assets                                    $491,535,240        $255,141,446        $42,076,625        $32,046,735
----------------------------------------------------------------------------------------------------------------------


Liabilities
----------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                 $4,980,594          $       --       $         --       $         --
Demand note payable                                       --                  --                 --            106,000
Payable for daily variation margin on
   open financial futures contracts                  461,105              94,400                 --             20,024
Payable to affiliate for Trustees'                       119               1,316                  9                150
   fees
Other accrued expenses                                29,406              15,280              5,244              1,017
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                $ 5,471,224           $ 110,996           $  5,253          $ 127,191
----------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors'             $486,064,016        $255,030,450        $42,071,372        $31,919,544
   interest in Portfolio
----------------------------------------------------------------------------------------------------------------------


Sources of Net Assets
----------------------------------------------------------------------------------------------------------------------
Net proceeds from capital                       $439,465,576        $235,525,656        $38,650,181        $29,303,969
   contributions and withdrawals
Net unrealized appreciation (computed             46,598,440          19,504,794          3,421,191          2,615,575
   on the basis of identified cost)
----------------------------------------------------------------------------------------------------------------------
Total                                           $486,064,016        $255,030,450        $42,071,372        $31,919,544
----------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended September 30, 1998

                                                    California          Florida         Massachusetts      Mississippi
                                                    Portfolio          Portfolio          Portfolio         Portfolio
----------------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------------
Interest                                           $18,430,349       $26,699,762        $14,559,835        $1,169,948
----------------------------------------------------------------------------------------------------------------------
Total investment income                            $18,430,349       $26,699,762        $14,559,835        $1,169,948
----------------------------------------------------------------------------------------------------------------------


Expenses
----------------------------------------------------------------------------------------------------------------------
Investment adviser fee                             $ 1,499,946       $ 2,175,772        $ 1,089,133        $   34,333
Trustees fees and expenses                              18,621            24,564             16,105               185
Custodian fee                                          158,480           205,461            151,350            23,563
Legal and accounting services                           37,298            40,621             32,249            15,849
Amortization of organization expenses                    3,299             3,413              2,001               456
Miscellaneous                                           24,034            43,984             28,642             5,126
----------------------------------------------------------------------------------------------------------------------
Total expenses                                     $ 1,741,678       $ 2,493,815        $ 1,319,480        $   79,512
----------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                      $    61,317       $   205,461        $    38,788        $    4,977
----------------------------------------------------------------------------------------------------------------------
Total expense reductions                           $    61,317       $   205,461        $    38,788        $    4,977
----------------------------------------------------------------------------------------------------------------------


Net expenses                                       $ 1,680,361       $ 2,288,354        $ 1,280,692        $   74,535
----------------------------------------------------------------------------------------------------------------------
Net investment income                              $16,749,988       $24,411,408        $13,279,143        $1,095,413
----------------------------------------------------------------------------------------------------------------------


Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                                  $ 7,546,724       $10,550,685        $ 6,941,642        $  714,580
   Financial futures contracts                      (2,057,580)          371,270         (1,360,303)         (141,254)
----------------------------------------------------------------------------------------------------------------------
Net realized gain                                  $ 5,489,144       $10,921,955        $ 5,581,339        $  573,326
----------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)             $ 7,453,839       $13,277,163        $ 3,184,953        $  109,609
   Financial futures contracts                          13,453          (398,880)           233,177             4,672
----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation)                                  $ 7,467,292       $12,878,283        $ 3,418,130        $  114,281
----------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain                   $12,956,436       $23,800,238        $ 8,999,469        $  687,607
----------------------------------------------------------------------------------------------------------------------

Net increase in net assets from
   operations                                      $29,706,424       $48,211,646        $22,278,612        $1,783,020
----------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of September 30, 1998
FINANCIAL STATEMENTS CONT'D
Statements of Operations

For the Year Ended September 30, 1998

                                            New York Portfolio   Ohio Portfolio  Rhode Island Portfolio   West Virginia Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------------------------
Interest                                        $29,156,949        $15,942,764          $2,309,745              $1,845,096
---------------------------------------------------------------------------------------------------------------------------------
Total investment income                         $29,156,949        $15,942,764          $2,309,745              $1,845,096
---------------------------------------------------------------------------------------------------------------------------------


Expenses
---------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                          $ 2,284,029        $ 1,174,214          $   98,372              $   69,657
Trustees fees and expenses                           23,903             18,476               1,891                   2,032
Custodian fee                                       225,502            143,393              32,315                  23,399
Legal and accounting services                        40,951             33,635              18,589                  17,847
Amortization of organization expenses                 2,330              1,385                 472                     473
Interest                                                 --             80,106                  --                      --
Miscellaneous                                        82,623             17,407               6,880                   7,170
---------------------------------------------------------------------------------------------------------------------------------
Total expenses                                  $ 2,659,338        $ 1,468,616          $  158,519              $  120,578
---------------------------------------------------------------------------------------------------------------------------------

Deduct --
   Reduction of custodian fee                   $    80,282        $    36,995          $   12,929              $    9,161
---------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                        $    80,282        $    36,995          $   12,929              $    9,161
---------------------------------------------------------------------------------------------------------------------------------

Net expenses                                    $ 2,579,056        $ 1,431,621          $  145,590              $  111,417
---------------------------------------------------------------------------------------------------------------------------------

Net investment income                           $26,577,893        $14,511,143          $2,164,155              $1,733,679
---------------------------------------------------------------------------------------------------------------------------------


Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)                   $18,847,137        $ 3,815,867          $  388,348              $  626,849
   Financial futures contracts                   (2,012,754)           124,487            (449,618)               (215,886)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                        $16,834,383        $ 3,940,354          $  (61,270)             $  410,963
---------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)          $ 3,642,045        $ 2,700,463          $1,336,940              $  680,661
   Financial futures contracts                      348,578           (129,636)             88,975                 (11,153)
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation)                               $ 3,990,623        $ 2,570,827          $1,425,915              $  669,508
---------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain                $20,825,006        $ 6,511,181          $1,364,645              $1,080,471
---------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from                 $47,402,899        $21,022,324          $3,528,800              $2,814,150
   operations
---------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 1998

Increase (Decrease) in Net Assets             California         Florida          Massachusetts       Mississippi
                                              Portfolio         Portfolio           Portfolio          Portfolio
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                      $ 16,749,988      $  24,411,408       $ 13,279,143        $ 1,095,413
   Net realized gain                             5,489,144         10,921,955          5,581,339            573,326
   Net change in unrealized
      appreciation (depreciation)                7,467,292         12,878,283          3,418,130            114,281
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations    $ 29,706,424      $  48,211,646       $ 22,278,612        $ 1,783,020
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $ 22,739,308      $  23,116,173       $ 23,126,655        $ 1,791,601
   Withdrawals                                 (67,441,064)      (129,509,414)       (48,353,576)        (4,961,704)
----------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from
      capital transactions                    $(44,701,756)     $(106,393,241)      $(25,226,921)       $(3,170,103)
----------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                    $(14,995,332)     $ (58,181,595)      $ (2,948,309)       $(1,387,083)
----------------------------------------------------------------------------------------------------------------------


Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of year                          $327,004,015      $ 514,201,415       $253,674,761        $22,126,747
----------------------------------------------------------------------------------------------------------------------
At end of year                                $312,008,683      $ 456,019,820       $250,726,452        $20,739,664
----------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended September 30, 1998

                                                                                     RHODE ISLAND     WEST VIRGINIA
Increase (Decrease) in Net Assets           NEW YORK PORTFOLIO    OHIO PORTFOLIO      PORTFOLIO         PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $  26,577,893          $ 14,511,143        $ 2,164,155      $ 1,733,679
   Net realized gain (loss)                  16,834,383             3,940,354            (61,270)         410,963
   Net change in unrealized
      appreciation (depreciation)             3,990,623             2,570,827          1,425,915          669,508
-----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
   operations                             $  47,402,899          $ 21,022,324        $ 3,528,800      $ 2,814,150
-----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $  21,974,717          $ 12,482,905        $ 5,483,365      $ 1,913,546
   Withdrawals                             (110,917,114)          (49,743,364)        (7,158,442)      (6,311,147)
-----------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from
   capital transactions                   $ (88,942,397)         $(37,260,459)       $(1,675,077)     $(4,397,601)
-----------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets     $ (41,539,498)         $(16,238,135)       $ 1,853,723      $(1,583,451)
-----------------------------------------------------------------------------------------------------------------------


Net Assets
-----------------------------------------------------------------------------------------------------------------------
At beginning of year                      $ 527,603,514          $271,268,585        $40,217,649      $33,502,995
-----------------------------------------------------------------------------------------------------------------------
At end of year                            $ 486,064,016          $255,030,450        $42,071,372      $31,919,544
-----------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of September 30, 1998
FINANCIAL STATEMENTS CONT'D
Statements of Changes in Net Assets

For the Year Ended September 30, 1997

Increase (Decrease) in Net Assets          California Portfolio   Florida Portfolio   Massachusetts Portfolio  Mississippi Portfolio
------------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                         $19,859,806          $31,305,979            $15,319,434             $1,336,230
   Net realized gain                               5,306,120            7,793,553              2,120,143                183,405
   Net change in unrealized appreciation
       (depreciation)                             11,259,842           (1,309,893)             6,805,812                719,054
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations       $36,425,768          $37,789,639            $24,245,389             $2,238,689
------------------------------------------------------------------------------------------------------------------------------------

Capital transactions --
   Contributions                                 $16,666,266          $35,743,906            $12,526,247             $1,197,391
   Withdrawals                                   (96,678,214)        (183,706,131)           (64,226,111)            (6,588,894)
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets from capital         $(80,011,948)       $(147,962,225)          $(51,699,864)           $(5,391,503)
   transactions
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                      $(43,586,180)       $(110,172,586)          $(27,454,475)           $(3,152,814)
------------------------------------------------------------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                            $370,590,195         $624,374,001           $281,129,236            $25,279,561
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                  $327,004,015         $514,201,415           $253,674,761            $22,126,747
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 1997

Increase (Decrease) in Net Assets        New York Portfolio     Ohio Portfolio    Rhode Island Portfolio    West Virginia Portfolio
------------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $  31,517,527         $ 16,012,542        $ 2,229,154                $ 2,023,743
   Net realized gain (loss)                   9,867,274            3,902,013             84,287                    (31,612)
   Net change in unrealized
      appreciation (depreciation)             8,663,813            4,660,390          1,271,712                  1,322,252
------------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from
   operations                             $  50,048,614         $ 24,574,945        $ 3,585,153                $ 3,314,383
------------------------------------------------------------------------------------------------------------------------------------

Capital transactions --
   Contributions                          $  25,819,897         $ 10,983,777        $ 4,387,108                $ 1,406,737
   Withdrawals                             (152,794,517)         (56,960,953)        (9,921,791)               (10,718,916)
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets from
   capital transactions                   $(126,974,620)        $(45,977,176)       $(5,534,683)               $ (9,312,179)
------------------------------------------------------------------------------------------------------------------------------------


Net decrease in net assets                $ (76,926,006)        $(21,402,231)       $(1,949,530)               $ (5,997,796)
------------------------------------------------------------------------------------------------------------------------------------



Net Assets
------------------------------------------------------------------------------------------------------------------------------------

At beginning of year                      $ 604,529,520         $292,670,816        $42,167,179                $ 39,500,791
------------------------------------------------------------------------------------------------------------------------------------

At end of year                            $ 527,603,514         $271,268,585        $40,217,649                $ 33,502,995
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                          California Portfolio
                                                  ---------------------------------------------------------------------------
                                                                               Year Ended
                                                  ---------------------------------------------------------------------------
                                                                        September 30,                             March 31,
                                                  ---------------------------------------------------------------------------

                                                     1998        1997         1996        1995       1994/(1)/     1994/(2)/
-----------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------------
Expenses /(3)/                                       0.55%       0.57%        0.57%       0.59%      0.57%/(4)/    0.55%/(4)/

Expenses after custodian fee reduction               0.53%       0.56%        0.56%       0.58%          --          --

Net investment income                                5.33%       5.76%        5.93%       6.22%      6.09%/(4)/    5.72%/(4)/

Portfolio Turnover                                     16%         12%          14%         58%          40%         91%
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)          $312,009    $327,004     $370,590    $410,763     $445,131    $467,259
-----------------------------------------------------------------------------------------------------------------------------

/(1)/ For the six months ended September 30, 1994. The Portfolio changed its fiscal year from March 31 to September 30, effective September 30, 1994.

/(2)/ For the period from the start of business, May 3, 1993, to March 31, 1994.

/(3)/ The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

/(4)/  Annualized.

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of September 30, 1998
FINANCIAL STATEMENTS CONT'D
Supplementary Data

                                                                                  Florida Portfolio
                                                             ---------------------------------------------------------
                                                                               Year Ended September 30,
                                                             ---------------------------------------------------------
                                                                 1998       1997        1996       1995       1994
----------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
----------------------------------------------------------------------------------------------------------------------
Expenses /(1)/                                                   0.51%      0.52%       0.52%      0.55%       0.48%
Expenses after custodian fee reduction                           0.47%      0.48%       0.49%      0.52%          --
Net investment income                                            5.03%      5.53%       5.67%      5.94%       5.65%
Portfolio Turnover                                                 25%        54%         51%        61%         57%
----------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                      $456,020   $514,201    $624,374   $712,203    $772,123
----------------------------------------------------------------------------------------------------------------------

/(1)/ The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of September 30, 1998
FINANCIAL STATEMENTS CONT'D
Supplementary Data

                                                                               Massachusetts Portfolio
                                                             --------------------------------------------------------
                                                                               Year Ended September 30,
                                                             --------------------------------------------------------
                                                                  1998     1997       1996        1995      1994
---------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
---------------------------------------------------------------------------------------------------------------------
Expenses /(1)/                                                   0.54%      0.53%       0.55%      0.56%       0.51%
Expenses after custodian fee reduction                           0.52%      0.52%       0.54%      0.53%         --
Net investment income                                            5.36%      5.75%       5.77%      6.00%       5.74%
Portfolio Turnover                                                 28%        35%         51%        87%         53%
---------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                      $250,726   $253,675    $281,129   $302,170    $308,540
---------------------------------------------------------------------------------------------------------------------

/(1)/ The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of September 30, 1998
FINANCIAL STATEMENTS CONT'D
Supplementary Data

                                                                                 Mississippi Portfolio
                                                                 -----------------------------------------------------
                                                                               Year Ended September 30,
                                                                 -----------------------------------------------------
                                                                    1998       1997      1996       1995      1994
----------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets +
----------------------------------------------------------------------------------------------------------------------
Net expenses /(1)/                                                  0.37%     0.38%      0.29%      0.27%     0.05%
Net expenses after custodian fee reduction                          0.35%     0.37%      0.26%      0.23%       --
Net investment income                                               5.21%     5.59%      5.77%      5.97%     5.67%
Portfolio Turnover                                                    17%        6%        12%        52%       38%
----------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                          $20,740   $22,127    $25,280    $28,993   $29,477
----------------------------------------------------------------------------------------------------------------------

+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:

Expenses /(1)/                                                                            0.40%     0.39%      0.32%
Expenses after custodian fee reduction                                                    0.37%     0.35%        --
Net investment income                                                                     5.66%     5.85%      5.40%
----------------------------------------------------------------------------------------------------------------------

/(1)/ The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                  New York Portfolio
                                                                -----------------------------------------------------
                                                                               Year Ended September 30,
                                                                -----------------------------------------------------
                                                                 1998      1997        1996        1995        1994
---------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
---------------------------------------------------------------------------------------------------------------------
Expenses /1/                                                     0.53%      0.57%       0.52%      0.54%       0.48%
Expenses after custodian fee reduction                           0.51%      0.57%       0.49%      0.51%         --
Net investment income                                            5.28%      5.60%       5.64%      5.97%       5.70%
Portfolio Turnover                                                 55%        44%         47%        55%         47%
---------------------------------------------------------------------------------------------------------------------

Net assets, end of year (000's omitted)                      $486,064   $527,604    $604,530   $652,736    $655,647
---------------------------------------------------------------------------------------------------------------------

/1/ The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                    Ohio Portfolio
                                                                -------------------------------------------------------
                                                                               Year Ended September 30,
                                                                -------------------------------------------------------
                                                                  1998       1997        1996       1995       1994
----------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
----------------------------------------------------------------------------------------------------------------------
Expenses /(1)/                                                   0.56%      0.56%       0.57%      0.57%       0.51%
Expenses after custodian fee reduction                           0.54%      0.55%       0.56%      0.55%         --
Net investment income                                            5.50%      5.70%       5.69%      5.80%       5.61%
Portfolio Turnover                                                 17%        30%         35%        51%         31%
----------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                      $255,030   $271,269    $292,671   $319,017    $324,412
----------------------------------------------------------------------------------------------------------------------

/(1)/ The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                Rhode Island Portfolio
                                                                -------------------------------------------------------
                                                                               Year Ended September 30,
                                                                -------------------------------------------------------
                                                                    1998        1997      1996         1995     1994
-----------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets +
-----------------------------------------------------------------------------------------------------------------------
Net expenses /(1)/                                                  0.39%     0.27%      0.27%      0.29%      0.12%
Net expenses after custodian fee reduction                          0.36%     0.23%      0.24%      0.25%        --
Net investment income                                               5.28%     5.54%      5.69%      5.96%      5.64%
Portfolio Turnover                                                    24%       39%        25%        42%        42%
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                          $42,071   $40,218    $42,167    $42,906    $38,120
-----------------------------------------------------------------------------------------------------------------------

+   The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:

Expenses /(1)/                                                                0.39%      0.40%      0.41%      0.33%
Expenses after custodian fee reduction                                        0.35%      0.37%      0.37%        --
Net investment income                                                         5.42%      5.56%      5.84%      5.43%
-----------------------------------------------------------------------------------------------------------------------

/(1)/ The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                       West Virginia Portfolio
                                                                  ---------------------------------------------------------------
                                                                                      Year Ended September 30,
                                                                  ---------------------------------------------------------------
                                                                      1998       1997       1996      1995       1994
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets +
---------------------------------------------------------------------------------------------------------------------------------
Net expenses /1/                                                      0.37%       0.38%      0.42%     0.31%     0.10%
Net expenses after custodian fee reduction                            0.34%       0.36%      0.38%     0.29%       --
Net investment income                                                 5.34%       5.44%      5.41%     5.81%     5.52%
Portfolio Turnover                                                      16%         24%        43%       19%       39%
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                            $31,920     $33,503    $39,501   $40,835   $40,473
----------------------------------------------------------------------------------------------------------------------------------

+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the
   Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:

Expenses /1/                                                                                           0.39%     0.33%
Expenses after custodian fee reduction                                                                 0.37%      --
Net investment income                                                                                  5.73%     5.29%
-----------------------------------------------------------------------------------------------------------------------------------

/1/ The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS


1   Significant Accounting Policies
--------------------------------------------------------------------------------

    California Municipals Portfolio (California Portfolio), Florida Municipals Portfolio (Florida Portfolio), Massachusetts Municipals Portfolio (Massachusetts Portfolio), Mississippi Municipals Portfolio (Mississippi Portfolio), New York Municipals Portfolio (New York Portfolio), Ohio Municipals Portfolio (Ohio Portfolio), Rhode Island Municipals Portfolio (Rhode Island Portfolio) and West Virginia Municipals Portfolio (West Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified, open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for Federal income tax purposes.

    C Income Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for Federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually, among their respective investors, each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

    D Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

    F Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

Eaton Vance Municipals Portfolios  as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS

    G When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

    H Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

    I Other -- Investment transactions are accounted for on a trade date basis.

    J Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    K Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reflected as a reduction of operating expenses in the Statements of Operations.

2   Investment Adviser Fee and Other Transactions with Affiliates
    ----------------------------------------------------------------------------
    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 1998, each Portfolio paid advisory fees as follows:

    Portfolio                        Amount               Effective Rate*
    ----------------------------------------------------------------------------
    California                   $1,499,946                   0.48%

    Florida                       2,175,772                   0.45%

    Massachusetts                 1,089,133                   0.44%

    Mississippi                      34,333                   0.16%

    New York                      2,284,029                   0.45%

    Ohio                          1,174,214                   0.45%

    Rhode Island                     98,372                   0.24%

    West Virginia                    69,657                   0.21%

    * Advisory fees paid as a percentage of average daily net assets.

    Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

    Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 1998, no significant amounts have been deferred.

3   Investments
    ----------------------------------------------------------------------------
    Purchases and sales of investments, other than U.S. Government securities, purchased option transactions and short-term obligations, for the year ended September 30, 1998 were as follows:

    California Portfolio
    ----------------------------------------------------------------------------
    Purchases                                                   $ 48,255,219

    Sales                                                         82,464,411

    Florida Portfolio
    --------------------------------------------------------------------------
    Purchases                                                   $117,685,882

    Sales                                                        192,327,102

    Massachusetts Portfolio
    --------------------------------------------------------------------------
    Purchases                                                   $ 67,637,378

    Sales                                                         94,535,228

Eaton Vance Municipals Portfolios as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D

    Mississippi Portfolio
    ----------------------------------------------------------------------------
    Purchases                                                   $    3,439,676

    Sales                                                            5,650,818

    New York Portfolio
    ----------------------------------------------------------------------------
    Purchases                                                   $  272,779,799

    Sales                                                          339,391,309

    Ohio Portfolio
    ----------------------------------------------------------------------------
    Purchases                                                   $   45,050,590

    Sales                                                           71,033,728

    Rhode Island Portfolio
    ----------------------------------------------------------------------------
    Purchases                                                   $    9,611,432

    Sales                                                           10,341,612

    West Virginia Portfolio
    ----------------------------------------------------------------------------
    Purchases                                                   $    5,133,011

    Sales                                                            8,152,600


4   Federal Income Tax Basis of Investments
    ----------------------------------------------------------------------------
    The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at September 30, 1998, as computed on a federal income tax basis, are as follows:

    California Portfolio
    ----------------------------------------------------------------------------
    Aggregate Cost                                             $   263,561,693
    ----------------------------------------------------------------------------

    Gross unrealized appreciation                              $    44,837,570

    Gross unrealized depreciation                                     (147,992)
    ----------------------------------------------------------------------------

    Net unrealized appreciation                                $    44,689,578
    ----------------------------------------------------------------------------

    Florida Portfolio
    ----------------------------------------------------------------------------
    Aggregate Cost                                             $   399,215,789
    ----------------------------------------------------------------------------

    Gross unrealized appreciation                              $    47,359,537

    Gross unrealized depreciation                                   (2,253,399)
    ----------------------------------------------------------------------------

    Net unrealized appreciation                                $    45,106,138
    ----------------------------------------------------------------------------


    Massachusetts Portfolio
    ----------------------------------------------------------------------------
    Aggregate Cost                                             $   219,810,305
    ----------------------------------------------------------------------------

    Gross unrealized appreciation                              $    26,476,507

    Gross unrealized depreciation                                           --
    ----------------------------------------------------------------------------

    Net unrealized appreciation                                $    26,476,507
    ----------------------------------------------------------------------------


    Mississippi Portfolio
    ----------------------------------------------------------------------------
    Aggregate Cost                                             $    18,269,091
    ----------------------------------------------------------------------------

    Gross unrealized appreciation                              $     2,137,293

    Gross unrealized depreciation                                           --
    ----------------------------------------------------------------------------


    Net unrealized appreciation                                $     2,137,293
    ----------------------------------------------------------------------------


    New York Portfolio
    ----------------------------------------------------------------------------
    Aggregate Cost                                             $   434,700,464
    ----------------------------------------------------------------------------

    Gross unrealized appreciation                              $    47,413,384

    Gross unrealized depreciation                                     (189,470)
    ----------------------------------------------------------------------------


    Net unrealized appreciation                                $    47,223,914
    ----------------------------------------------------------------------------


    Ohio Portfolio
    ----------------------------------------------------------------------------
    Aggregate Cost                                             $   230,144,643
    ----------------------------------------------------------------------------

    Gross unrealized appreciation                              $    19,656,204

    Gross unrealized depreciation                                      (21,774)
    ----------------------------------------------------------------------------


    Net unrealized appreciation                                $    19,634,430
    ----------------------------------------------------------------------------


    Rhode Island Portfolio
    ----------------------------------------------------------------------------
    Aggregate Cost                                             $    37,839,301
    ----------------------------------------------------------------------------

    Gross unrealized appreciation                              $     3,421,191

    Gross unrealized depreciation                                           --
    ----------------------------------------------------------------------------


    Net unrealized appreciation                                $     3,421,191
    ----------------------------------------------------------------------------


    West Virginia Portfolio
    ----------------------------------------------------------------------------
    Aggregate Cost                                             $    28,916,100
    ----------------------------------------------------------------------------

    Gross unrealized appreciation                              $     2,661,033

    Gross unrealized depreciation                                           --
    ----------------------------------------------------------------------------


    Net unrealized appreciation                                $     2,661,033
    ----------------------------------------------------------------------------

Eaton Vance Municipals Portfolios  as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


5   Line of Credit
    ---------------------------------------------------------------------------
    The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million ($80 million effective October 13, 1998) unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 1998, the Mississippi Portfolio and West Virginia Portfolio had a balance outstanding pursuant to this line of credit of $29,000 and $106,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended September 30, 1998.

6   Financial Instruments
    ----------------------------------------------------------------------------
    The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

    The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

    A summary of obligations under these financial instruments at September 30, 1998, is as follows:

                  Futures
                  Contracts                                      Net Unrealized
                  Expiration                                     Appreciation
    Portfolio     Date         Contracts              Position   (Depreciation)
    ----------------------------------------------------------------------------
    California    12/98        121 US Treasury Bonds    Short      $(376,199)
    ----------------------------------------------------------------------------

    Florida       12/98        240 US Treasury Bonds    Short       (398,880)
    ----------------------------------------------------------------------------

    Mississippi   12/98          7 US Treasury Bonds    Short        (22,941)
    ----------------------------------------------------------------------------

                   Futures
                   Contracts                                     Net Unrealized
                   Expiration                                    Appreciation
    Portfolio      Date        Contracts              Position   (Depreciation)
    ----------------------------------------------------------------------------
    New York       12/98       381 US Treasury Bonds    Short         (633,222)
    ----------------------------------------------------------------------------

    Ohio           12/98        78 US Treasury Bonds    Short         (129,636)
    ----------------------------------------------------------------------------

    West Virginia  12/98        16 US Treasury Bonds    Short          (45,458)
    ----------------------------------------------------------------------------


    At September 30, 1998 each Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.

Eaton Vance Municipals Portfolios  as of September 30, 1998

INDEPENDENT AUDITORS' REPORT


To the Trustees and Investors of the California Municipals Portfolio, Florida Municipals Portfolio, Massachusetts Municipals Portfolio, Mississippi Municipals Portfolio, New York Municipals Portfolio, Ohio Municipals Portfolio, Rhode Island Municipals Portfolio, and West Virginia Municipals Portfolio
-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the California Municipals Portfolio, Florida Municipals Portfolio, Massachusetts Municipals Portfolio, Mississippi Municipals Portfolio, New York Municipals Portfolio, Ohio Municipals Portfolio, Rhode Island Municipals Portfolio, and West Virginia Municipals Portfolio (the Portfolios) as of September 30, 1998, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 1998 and 1997 and the supplementary data for each of years in the five-year period ended September 30, 1998. (For the California Municipals Portfolio, the supplementary data is for each of the years in the five-year period ended September 30, 1998 and the period from the start of business, May 3, 1993, to March 31, 1994). These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of September 30, 1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the aforementioned Portfolios at September 30, 1998, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

                                                           DELOITTE & TOUCHE LLP
                                                           Boston, Massachusetts
                                                                October 30, 1998

Municipals Portfolio as of September 30, 1998

INVESTMENT MANAGEMENT

Municipals Portfolios


               Officers

               Thomas J. Fetter
               President and Portfolio
               Manager of Florida,
               New York and Ohio
               Municipals Portfolios

               James B. Hawkes
               Vice President and Trustee

               Robert B. MacIntosh
               Vice President and Portfolio
               Manager of Massachusetts
               and Rhode Island
               Municipals Portfolio

               Timothy T. Browse
               Vice President and Portfolio
               Manager of West Virginia
               Municipals Portfolio

               Cynthia J. Clemson
               Vice President and Portfolio
               Manager of California and
               Mississippi Municipals Portfolio

               James L. O'Connor
               Treasurer

               Alan R. Dynner
               Secretary



               Independent Trustees
               Donald R. Dwight
               President, Dwight Partners, Inc.

               Samuel L. Hayes, III
               Jacob H. Schiff Professor of Investment
               Banking, Harvard University Graduate School of Business Administration

               Norton H. Reamer
               Chairman and Chief Executive Officer,
               United Asset Management Corporation

               John L. Thorndike
               Formerly Director, Fiduciary Company Incorporated

               Jack L. Treynor
               Investment Adviser and Consultant